1933 Act File No. 33-21321
                                          1940 Act File No. 811-5536

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ----

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   22   ....................         X
                                 -------                          ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   20   ...................................         X
                  -------                                         ----

                                 HIBERNIA FUNDS
                         (formerly, Tower Mutual Funds)

               (Exact Name of Registrant as Specified in Charter)

            5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on October 31, 1998 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS REFERENCE SHEET


      This Amendment to the Registration Statement of HIBERNIA FUNDS, which consists of seven portfolios, (1) Hibernia Capital Appreciation Fund, (a)Class A Shares and (b) Class B Shares; (2) Hibernia Louisiana Municipal Income Fund; (3) Hibernia Total Return Bond Fund; (4) Hibernia U.S. Government Income Fund; (5) Hibernia Cash Reserve Fund, (a)Class A Shares and (b) Class B Shares; (6) Hibernia U.S. Treasury Money Market Fund; and (7) Hibernia Mid Cap Equity Fund,
(a)Class A Shares and (b) Class B Shares. This filing relates to all portfolios and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (RULE 404(C) CROSS REFERENCE)

Item 1.     Cover Page....................(1-7) Cover Page.
Item 2.     Synopsis......................(1-4,7) Summary of Fund Expenses -
                                          Equity and Income Funds; (5-6)
                                          Summary of Fund Expenses - Money
                                          Market Funds; (1-7) Financial
                                          Highlights
Item 3.     Condensed Financial
             Information..................(1-7) Performance Information;
                                          (7) Performance Information for
                                          Predecessor Collective Trust Fund.
Item 4.     General Description of
             Registrant...................(1-7) Synopsis; (1-7) Objective and
                                          Policies of Each Fund; (7) Objective
                                          and Policies of the Fund;
                                          (1-7) Portfolio Investments and
                                          Strategies.
Item 5.     Management of the Fund........(1-7) Tower Mutual Funds Information;
                                          (1-7) Management of Tower Mutual
                                          Funds; (1-7) Distribution of
                                          Fund Shares; (1-7) Distribution Plan;
                                          (1-7) Fund Administration; (1-7)
                                          Brokerage Transactions;
                                          1,5(b), 7(b) Shareholder Servicing
                                          Arrangements;
Item 6.     Capital Stock and Other
             Securities...................(1-7) Dividends; (1-7) Capital Gains;
                                          (1-7) Shareholder Information;
                                          (1-7) Voting Rights; (1-7)
                                          Effect of Banking Laws; (1-7) Tax
                                          Information; (1-7) Federal Income
                                          Tax; (2) Louisiana Municipal
                                          Income Fund - Additional Tax
                                          Information.
Item 7.     Purchase of Securities
             Being                        Offered................(1-7) Net Asset
                                          Value; (1-7) Investing in the Funds;
                                          (1-7) Share Purchases; (1-7) Minimum
                                          Investment Required; (1-7) What Shares
                                          Cost; (1-7) Systematic Investment
                                          Program; (1-7) Certificates and
                                          Confirmations; (1-7) Reducing the
                                          Sales Charge; (1-7) Exchanging
                                          Securities for Fund Shares.
Item 8.     Redemption or Repurchase......(1-7) Redeeming Shares; (1-7)
                                          Systematic Withdrawal Program; (1-7)
                                          Accounts With Low Balances; (1-7)
                                          Exchange Privilege.
Item 9.     Pending Legal Proceedings.....None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-7) Cover Page.
Item 11.    Table of Contents.............(1-7) Table of Contents.
Item 12.    General Information and
             History......................(1-7) General Information About the
                                          Funds.
Item 13.    Investment Objectives and
             Policies.....................(1-7) Investment Objective and
                                          Policies of the Funds.
Item 14.    Management of the Fund        (1-7) Tower Mutual Funds Management;
                                          (1-7) Trustees' Compensation.
Item 15.    Control Persons and Principal
             Holders of Securities        Not applicable.
Item 16.    Investment Advisory and Other
             Services.....................(1-7) Investment Advisory Service;
                                          (1-7) Other  Services; (1-7)
                                          Custodian; (1-7) Transfer Agent and
                                          Dividend Disbursing Agent and
                                          Portfolio Accounting Services; (1-7)
                                          Independent Auditors.
Item 17.    Brokerage Allocation..........(1-7) Brokerage Transactions.
Item 18.    Capital Stock and Other
             Securities                   Not applicable.
Item 19.    Purchase, Redemption and
             Pricing of Securities Being
             Offered......................(1-7) Purchasing Shares;
                                          (1-7) Determining Net Asset Value;
                                          (1-7) Redeeming Shares;
                                          (1-7) Exchange Privilege.
Item 20.    Tax Status....................(1-7) Tax Status.
Item 21.    Underwriters..................(1-7) Distribution Plan 1,5(b);
                                          Shareholder Services..
Item 22.    Performance Data..............(1-7) Performance Comparisons.
Item 23.    Financial Statements..........(1-7) Financial Statements.
                                          (Incorporated by reference to Annual
                                          Report of Registrant dated August 31,
                                          1998, File Nos. 811-5536 and
                                          33-21321).










                                   PROSPECTUS

                                OCTOBER 31, 1998



                                [LOGO] HIBERNIA
                                       ---FUNDS


                       HIBERNIA CAPITAL APPRECIATION FUND
                                 CLASS A SHARES
                                 CLASS B SHARES

                    HIBERNIA LOUISIANA MUNICIPAL INCOME FUND

                          HIBERNIA MID CAP EQUITY FUND
                                 CLASS A SHARES
                                 CLASS B SHARES

                        HIBERNIA TOTAL RETURN BOND FUND

                      HIBERNIA U.S. GOVERNMENT INCOME FUND

                           HIBERNIA CASH RESERVE FUND
                                 CLASS A SHARES
                                 CLASS B SHARES

                    HIBERNIA U.S. TREASURY MONEY MARKET FUND

HIBERNIA FUNDS


(formerly, Tower Mutual Funds)

PROSPECTUS


Hibernia Funds (the "Trust") is an open-end management investment company (a mutual fund). This prospectus offers investors interests in the following seven investment portfolios (collectively referred to as the "Funds" and individually as the "Fund"), each having a distinct investment objective and policies:


EQUITY AND INCOME FUNDS


     - Hibernia Capital Appreciation Fund--Class A Shares and Class B Shares



     - Hibernia Louisiana Municipal Income Fund



     - Hibernia Mid Cap Equity Fund--Class A Shares and Class B Shares



     - Hibernia Total Return Bond Fund



     - Hibernia U.S. Government Income Fund


MONEY MARKET FUNDS


     - Hibernia Cash Reserve Fund--Class A Shares and Class B Shares



     - Hibernia U.S. Treasury Money Market Fund



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES OF THE HIBERNIA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.



Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund attempt to maintain a stable net asset value of $1.00 per share; there can be no assurance that these Funds will be able to do so.


This prospectus contains the information you should read and know before you invest in any of the Funds of the Trust. Keep this prospectus for future reference.


Additional information about the Trust is contained in the Trust's Statement of Additional Information dated October 31, 1998, which has also been filed with the Securities and Exchange Commission ("SEC"). The information contained in the Statement is incorporated by reference into this prospectus. You may request a copy of the Statement, free of charge, obtain other information, or make inquiries about any of the Funds by writing to the Trust or calling toll-free 1-800-999-0124. The Statement, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.     Prospectus dated October 31, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                                                                       1
------------------------------------------------------

SUMMARY OF FUND EXPENSES--
EQUITY AND INCOME FUNDS                                                        3
------------------------------------------------------

SUMMARY OF FUND EXPENSES--
MONEY MARKET FUNDS                                                             5
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           6
------------------------------------------------------


OBJECTIVE AND POLICIES OF EACH FUND                                            8

------------------------------------------------------


  Capital Appreciation Fund                                                    8


  Louisiana Municipal Income Fund                                              9


  Mid Cap Equity Fund                                                         13


  Total Return Bond Fund                                                      15


  U.S. Government Income Fund                                                 17


  Cash Reserve Fund                                                           18


  U.S. Treasury Money Market Fund                                             20



PORTFOLIO INVESTMENTS AND STRATEGIES                                          20

------------------------------------------------------


  Borrowing Money                                                             20


  Foreign Securities                                                          20


  Investing in Securities of Other
     Investment Companies                                                     21


  Lending of Portfolio Securities                                             21


  Put and Call Options                                                        21


  Financial Futures and Options on Futures  22


  Repurchase Agreements                                                       23


  Restricted and Illiquid Securities                                          24


  Temporary Investments                                                       24


  U.S. Government Securities                                                  25


  When-Issued and Delayed
     Delivery Transactions                                                    25


  Asset-Backed Securities                                                     26


  Investment Risks                                                            26



HIBERNIA FUNDS INFORMATION                                                    27

------------------------------------------------------


  Management of Hibernia Mutual Funds                                         27


  Distribution of Fund Shares                                                 29


  Shareholder Servicing Arrangements
     (Class B Shares only)                                                    30


  Fund Administration                                                         30


  Brokerage Transactions                                                      30


  Expenses of the Funds and


     Class A Shares and Class B Shares                                        31



NET ASSET VALUE                                                               31

------------------------------------------------------


INVESTING IN THE FUNDS                                                        32

------------------------------------------------------


  Share Purchases                                                             32


  Minimum Investment Required                                                 33


  What Shares Cost                                                            33


  Reducing the Front-End Sales Charge                                         36


  Systematic Investment Program                                               37


  Exchanging Securities for Fund Shares                                       37


  Confirmations and Account Statements                                        37


  Dividends                                                                   38


  Capital Gains                                                               38



EXCHANGE PRIVILEGE                                                            38

------------------------------------------------------


REDEEMING SHARES                                                              39

------------------------------------------------------


  Systematic Withdrawal Program                                               41


  Accounts with Low Balances                                                  41



SHAREHOLDER INFORMATION                                                       42

------------------------------------------------------


  Voting Rights                                                               42



EFFECT OF BANKING LAWS                                                        42

------------------------------------------------------


TAX INFORMATION                                                               42

------------------------------------------------------


  Federal Income Tax                                                          42


  Louisiana Municipal Income Fund--
     Additional Tax Information                                               43


  Other State and Local Taxes                                                 44



PERFORMANCE INFORMATION                                                       44

------------------------------------------------------

  Performance Information for
     Predecessor Collective Trust Fund                                        45



ADDRESSES                                                                     46

------------------------------------------------------

SYNOPSIS
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 8, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. Hibernia Capital Appreciation Fund (formerly, Tower Capital Appreciation Fund), Hibernia Mid Cap Equity Fund (formerly, Tower Mid Cap Equity Fund) and Hibernia Cash Reserve Fund (formerly, Tower Cash Reserve
Fund) currently offer two classes of shares, Class A Shares and Class B Shares. Each Fund is designed for institutions and individuals as a convenient means of accumulating an interest in a professionally managed portfolio. This prospectus relates to Hibernia Louisiana Municipal Income Fund (formerly, Tower Louisiana Municipal Income Fund), Hibernia Total Return Bond Fund (formerly, Tower Total Return Bond Fund), Hibernia U.S. Government Income Fund (formerly, Tower U.S. Government Income Fund), Hibernia U.S. Treasury Money Market Fund (formerly, Tower U.S. Treasury Money Market Fund) and Class A Shares and Class B Shares of Hibernia Capital Appreciation Fund, Hibernia Mid Cap Equity Fund and Hibernia Cash Reserve Fund (collectively, the "Funds.")

As of the date of this prospectus, shares are offered in the following Funds:


     - Hibernia Capital Appreciation Fund ("Capital Appreciation Fund")--seeks to provide growth of capital and income by investing primarily in a diversified portfolio of common stocks;



     - Hibernia Louisiana Municipal Income Fund ("Louisiana Municipal Income Fund")--seeks to provide current income which is generally exempt from federal regular income tax and the personal income taxes imposed by the state of Louisiana by investing primarily in a non-diversified portfolio of Louisiana municipal securities;



     - Hibernia Mid Cap Equity Fund ("Mid Cap Equity Fund")--seeks total return by investing in a portfolio of equity securities comprising the mid-sized capitalization ("mid-cap") sector of the United States equity market;



     - Hibernia Total Return Bond Fund ("Total Return Bond Fund")--seeks to maximize total return by investing in a diversified portfolio of government, mortgage-backed, asset-backed and corporate securities, as well as collateralized mortgage obligations;



     - Hibernia U.S. Government Income Fund ("U.S. Government Income Fund")--seeks to provide current income by investing in a diversified portfolio consisting primarily of U.S. government securities;



     - Hibernia Cash Reserve Fund ("Cash Reserve Fund")--seeks to provide current income consistent with stability of principal by investing in a diversified portfolio of high quality money market instruments; and



     - Hibernia U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund" and together with Cash Reserve Fund, the "Money Market Funds")--seeks to provide current income consistent with stability of principal and liquidity by investing in a portfolio limited to short-term U.S. Treasury obligations.

For information on how to purchase shares of any of the Funds, please refer to "Investing in the Funds." In most cases, the minimum initial investment of $1,000 is required for each Fund; in the case of the Money Market Funds, a minimum initial investment of $1,000 is required unless the investment is in a retirement plan, in which case the minimum initial investment is $250. See "Minimum Investment Required." Shares of the Money Market Funds are sold at net asset value without a sales charge. Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund are sold at net asset value plus a maximum front-end sales charge of 4.50%. Shares of Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund are sold at net asset value plus a maximum front-end sales charge of 3.00%. The front-end sales charges may be reduced as discussed under "Reducing the Sales Charge." Shares of the Funds (with the exception of Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund) are redeemed at net asset value. Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund are sold at net asset value, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within 6 full years following the date of purchase. Information concerning the front-end and contingent deferred sales charges may be found under "What Shares Cost." Information on redeeming shares may be found under "Redeeming Shares." Additionally, information regarding the exchange privilege offered with respect to the Trust may be found under "Exchange Privilege." Hibernia National Bank is the investment adviser and custodian to the Funds and receives compensation for these services.


One or more Funds may make certain investments and employ certain investment techniques that involve risks, including entering into repurchase agreements, lending portfolio securities, and entering into futures contracts and related options as hedges. These risks and those associated with investing in Louisiana municipal securities, mortgage-backed securities, asset-backed securities, when-issued securities, and variable rate securities are described under "Objective and Policies of Each Fund" and "Portfolio Investments and Strategies."


YEAR 2000 STATEMENT. Like other mutual funds and business organizations worldwide, the Funds' service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Funds and their service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Funds' operations.

SUMMARY OF FUND EXPENSES--EQUITY AND INCOME FUNDS
--------------------------------------------------------------------------------

                        SHAREHOLDER TRANSACTION EXPENSES

                                      CAPITAL        CAPITAL                  MID CAP   MID CAP
                                    APPRECIATION   APPRECIATION   LOUISIANA   EQUITY    EQUITY    TOTAL       U.S.
                                        FUND           FUND       MUNICIPAL    FUND      FUND     RETURN   GOVERNMENT
                                      CLASS A        CLASS B       INCOME     CLASS A   CLASS B    BOND      INCOME
                                       SHARES         SHARES        FUND      SHARES    SHARES     FUND       FUND
                                       ------         ------        ----      ------    ------     ----       ----
Maximum Sales Charge Imposed on
  Purchases
  (as a percentage of offering
  price)..........................     4.50%           None         3.00%      4.50%      None    3.00%      3.00%
Maximum Sales Charge Imposed on
  Reinvested Dividends (as a
  percentage of offering price)...      None           None          None       None      None     None       None
Contingent Deferred Sales Charge
  (as a percentage of original
  purchase price or redemption
  proceeds, as applicable) (1)....      None          5.50%          None       None     5.50%     None       None
Redemption Fee (as a percentage of
  amount redeemed, if
  applicable).....................      None           None          None       None      None     None       None
Exchange Fee......................      None           None          None       None      None     None       None

                                           ANNUAL FUND OPERATING EXPENSES
                                       (As a percentage of average net assets)
Management Fees (after waivers)
  (2).............................     0.75%          0.75%         0.22%      0.00%     0.00%    0.40%      0.24%
12b-1 Fees (after waivers) (3)....     0.25%          0.75%         0.15%      0.25%     0.75%    0.25%      0.15%
Total Other Expenses (after
  waivers)........................     0.21%          0.46%         0.30%      1.51%(6)  1.76%(6) 0.33%      0.30%
    Shareholder Services Fee......   None          0.25%          None       None     0.25%     None       None
        Total Operating Expenses
          (after waivers) (4).....     1.21%          1.96%         0.67%(5)   1.76%(5)  2.51%(5) 0.98%(5)   0.69%(5)


(1) The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. See "What Shares Cost--Contingent Deferred Sales Charge."


(2) The management fee of Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund have been reduced to reflect the voluntary waivers by the investment adviser. The adviser may terminate these voluntary waivers at any time at its sole discretion. The maximum management fees are 0.45%, 0.75%, 0.70% and 0.45% respectively.



(3) Under the Rule 12b-1 distribution plans, Louisiana Municipal Income Fund and U.S. Government Income Fund can pay the distributor up to 0.25% as a 12b-1 fee. Both funds plan to limit these payments to 0.15% for the foreseeable future.



(4) The Total Operating Expenses for Louisiana Municipal Income Fund, Mid Cap Equity Fund Class A and Class B, Total Return Bond Fund, and U.S. Government Income Fund are estimated to be 1.00%, 2.70%, 3.45%, 1.28%, and 1.00%, respectively, absent the voluntary waivers described in footnotes (2), (3), and
(6).


(5) The Total Operating Expenses for Louisiana Municipal Income Fund, Mid Cap Equity Fund Class A and Class B, Total Return Bond Fund, and U.S. Government Income Fund are based on projected average net assets and expenses expected during the fiscal year ending August 31, 1999. The Total Operating Expenses for Louisiana Municipal Income Fund, Mid Cap Equity Fund Class A and Class B, Total Return Bond Fund, and U.S. Government Income Fund were 0.66%, 1.90%, 2.65%, 1.08%, and 0.73%, respectively, for the fiscal year ended August 31, 1998.



(6) Total Other Expenses for Mid Cap Equity Fund Class A and Class B Shares have been reduced to reflect the anticipated voluntary waiver by the administrator. Total Other Expenses are expected to be 1.70% and 1.95%, respectively, for Class A and Class B Shares, absent the voluntary waiver by the administrator. Total Other Expenses for Class A and Class B Shares were 0.90% and 1.15%, respectively, and would have been 1.10% and 1.35% absent the voluntary waiver by the administrator.

    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "HIBERNIA MUTUAL FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


                          EXAMPLE                             1 year   3 years   5 years   10 years
                          -------                             ------   -------   -------   --------
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return; (2) redemption at the end of each time period;
and (3) payment of the maximum sales charge of 4.50% for Class A Shares of
Capital Appreciation Fund and Class A Shares of Mid Cap Equity Fund and a
maximum sales charge of 3.00% for Louisiana Municipal Income Fund, Total Return
Bond Fund, and U.S. Government Income Fund.
    Capital Appreciation Fund--Class A Shares...............   $57      $ 82      $108       $185
    Louisiana Municipal Income Fund.........................   $37      $ 51      $ 66       $111
    Mid Cap Equity Fund--Class A Shares.....................   $62      $ 98       N/A        N/A
    Total Return Bond Fund..................................   $40      $ 60      $ 83       $147
    U.S. Government Income Fund.............................   $37      $ 51      $ 67       $113
You would pay the following expenses on a $1,000 investment assuming (1) 5%
annual return and (2) redemption at the end of each time period in
    Class B Shares of Capital Appreciation Fund.............   $77      $105      $129       $229
    Class B Shares of Mid Cap Equity Fund...................   $82      $121       N/A        N/A
You would pay the following on the same investment assuming
no redemptions in
    Class B Shares of Capital Appreciation Fund.............   $20      $ 62      $106       $229
    Class B Shares of Mid Cap Equity Fund...................   $25      $ 78       N/A        N/A


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

SUMMARY OF FUND EXPENSES--MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                        SHAREHOLDER TRANSACTION EXPENSES
                                                                    CASH          CASH
                                                                   RESERVE       RESERVE       U.S. TREASURY
                                                                    FUND          FUND         MONEY MARKET
                                                                   CLASS A       CLASS B           FUND
                                                                   -------       -------       -------------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).......................         None         None              None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).......................         None         None              None
Contingent Deferred Sales Charge (as a percentage of
  original purchase price or redemption proceeds, as
  applicable)...............................................         None         5.50%(1)          None
Redemption Fee (as a percentage of amount redeemed, if
  applicable)...............................................         None         None              None
Exchange Fee................................................         None         None              None

                                       ANNUAL FUND OPERATING EXPENSES
                                  (As a percentage of average net assets)
Management Fees.............................................        0.40%         0.40%            0.40%
12b-1 Fees (2)..............................................        0.25%         0.75%            0.00%
Total Other Expenses........................................        0.24%         0.49%            0.23%
    Shareholder Services Fee................................      None         0.25%             None
        Total Operating Expenses............................        0.89%         1.64%            0.63%



(1) The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. See "What Shares Cost--Contingent Deferred Sales Charge."



(2) Under the Rule 12b-1 distribution plans, U.S. Treasury Money Market Fund can pay the distributor up to 0.25% as a 12b-1 fee. Prior to 11/1/98 the 12b-1 Plan was dormant.


    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "HIBERNIA FUNDS INFORMATION" AND "INVESTING IN THE FUNDS." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE


You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period. The Cash Reserve Fund Class A and U.S. Treasury Money Market Fund charge no contingent deferred sales charges.


                                                               CASH      CASH
                                                              RESERVE   RESERVE   U.S. TREASURY
                                                               FUND      FUND     MONEY MARKET
                                                              CLASS A   CLASS B       FUND
                                                              -------   -------   -------------
1 Year......................................................   $  9      $ 74          $ 6
3 Years.....................................................   $ 28      $ 96          $20
5 Years.....................................................   $ 49       N/A          $35
10 Years....................................................   $110       N/A          $79



                                                                CASH
                                                              RESERVE
                                                                FUND
                                                              CLASS B
                                                              -------
You would pay the following on the same investment assuming
  no redemptions in.........................................
1 Year......................................................    $ 17
3 Years.....................................................    $ 52
5 Years.....................................................     N/A
10 Years....................................................     N/A


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The following table has been audited by Ernst & Young, LLP, the Funds' independent auditors. Their report dated October 14, 1998 on the Fund's financial statements and financial highlights is incorporated by reference to the Annual Report dated August 31, 1998. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained from the Funds.

--------------------------------------------------------------------------------


                                                                                                                  DISTRIBUTIONS
                                         NET ASSET      NET        NET REALIZED                  DISTRIBUTIONS       FROM NET
                                          VALUE,     INVESTMENT   AND UNREALIZED   TOTAL FROM       FROM NET         REALIZED
              YEAR ENDED                 BEGINNING     INCOME     GAIN/(LOSS) ON   INVESTMENT      INVESTMENT        GAIN ON
              AUGUST 31,                 OF PERIOD     (LOSS)      INVESTMENTS     OPERATIONS        INCOME        INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
 CAPITAL APPRECIATION FUND--CLASS A SHARES
 1994                                     $14.60        0.23            0.36           0.59          (0.25)           (1.13)
 1995                                     $13.81        0.22            2.54           2.76          (0.21)           (0.27)
 1996                                     $16.09        0.19            2.62           2.81          (0.19)           (0.84)
 1997                                     $17.87        0.15            6.51           6.66          (0.16)           (1.99)
 1998                                     $22.38        0.08            1.09           1.17          (0.07)           (2.34)
 CAPITAL APPRECIATION FUND--CLASS B SHARES
 1997(a)                                  $18.90       (0.01)(c)        3.48           3.47             --               --
 1998                                     $22.32       (0.06)           1.07           1.01             --            (2.34)
 LOUISIANA MUNICIPAL INCOME FUND
 1994                                     $11.60        0.59           (0.68)         (0.09)         (0.59)           (0.10)
 1995                                     $10.82        0.59            0.24           0.83          (0.58)           (0.08)
 1996                                     $10.99        0.60           (0.05)          0.55          (0.60)              --
 1997                                     $10.94        0.57            0.28           0.85          (0.58)              --
 1998                                     $11.21        0.56            0.32           0.88          (0.57)           (0.05)
 MID-CAP EQUITY FUND--CLASS A SHARES
 1998(g)                                  $10.00       (0.01)          (1.85)         (1.86)            --               --
 MID-CAP EQUITY FUND--CLASS B SHARES
 1998(g)                                  $10.00       (0.01)          (1.86)         (1.87)            --               --
 TOTAL RETURN BOND FUND
 1994                                     $10.49        0.57           (0.83)         (0.26)         (0.57)           (0.02)
 1995                                     $ 9.64        0.56            0.39           0.95          (0.54)              --
 1996                                     $10.05        0.56           (0.27)          0.29          (0.57)              --
 1997                                     $ 9.77        0.60            0.23           0.83          (0.61)              --
 1998                                     $ 9.99        0.58            0.35           0.93          (0.58)           (0.07)
 U.S. GOVERNMENT INCOME FUND
 1994                                     $10.85        0.69           (0.89)         (0.20)         (0.69)           (0.04)
 1995                                     $ 9.92        0.71            0.20           0.91          (0.69)              --
 1996                                     $10.14        0.67           (0.30)          0.37          (0.69)              --
 1997                                     $ 9.82        0.62            0.18           0.80          (0.64)              --
 1998                                     $ 9.98        0.61            0.34           0.95          (0.60)              --
 CASH RESERVE FUND
 1994                                     $ 1.00        0.03              --           0.03          (0.03)              --
 1995                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1996                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1997                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1998                                     $ 1.00        0.05              --           0.05          (0.05)              --
 U.S. TREASURY MONEY MARKET FUND
 1994                                     $ 1.00        0.03              --           0.03          (0.03)              --
 1995                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1996                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1997                                     $ 1.00        0.05              --           0.05          (0.05)              --
 1998                                     $ 1.00        0.05              --           0.05          (0.05)              --
--------------------------------------------------------------------------------------------------------------------------------


                                         DISTRIBUTIONS
                                          IN EXCESS OF
              YEAR ENDED                 NET INVESTMENT
              AUGUST 31,                     INCOME
----------------------------------------------------------------------
 CAPITAL APPRECIATION FUND--CLASS A SHARES
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998                                           --
 CAPITAL APPRECIATION FUND--CLASS B SHARES
 1997(a)                                     (0.05)(b)
 1998                                           --
 LOUISIANA MUNICIPAL INCOME FUND
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998                                        (0.00)(b)(h)
 MID-CAP EQUITY FUND--CLASS A SHARES
 1998(g)                                        --
 MID-CAP EQUITY FUND--CLASS B SHARES
 1998(g)                                        --
 TOTAL RETURN BOND FUND
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998                                        (0.00)(b)(h)
 U.S. GOVERNMENT INCOME FUND
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998                                           --
 CASH RESERVE FUND
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998                                           --
 U.S. TREASURY MONEY MARKET FUND
 1994                                           --
 1995                                           --
 1996                                           --
 1997                                           --
 1998                                           --
-------------------------------------------------------------------------------------



(a) Reflects operations for the period from December 2, 1996 (date of initial public offering) to August 31, 1997.



(b) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.



(c) Per share information presented is based on the monthly average number of shares outstanding divided by the net operating loss due to large fluctuations in the number of shares outstanding during the period.



(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(e) Computed on an annualized basis.



(f) This voluntary expense decrease is reflected in both the expense and net investment income ratios.



(g) Reflects operations for the period from July 13, 1998 (date of initial public offering) to August 31, 1998.



(h) Amount shown is less than 0.01 per share.



Further information about the Funds' performance is contained in the Annual Report dated August 31, 1998, which can be obtained free of charge.

--------------------------------------------------------------------------------


                                                RATIOS TO AVERAGE NET ASSETS
                                             ----------------------------------
                                                           NET
                  NET ASSET                             INVESTMENT                 NET ASSETS,    PORTFOLIO
    TOTAL          VALUE,         TOTAL                   INCOME      EXPENSE     END OF PERIOD   TURNOVER
DISTRIBUTIONS   END OF PERIOD   RETURN (D)   EXPENSES     (LOSS)     WAIVER (F)   (000 OMITTED)     RATE
   --------------------------------------------------------------------------------------------------------

    (1.38)         $13.81           4.27%      1.09%       1.67%          --        $139,081         118%
    (0.48)         $16.09          20.71%      1.25%       1.46%          --        $144,476          69%
    (1.03)         $17.87          18.03%      1.24%       1.08%          --        $169,648          69%
    (2.15)         $22.38          39.56%      1.24%       0.72%          --        $283,040          62%
    (2.41)         $21.14           5.12%      1.21%       0.32%          --        $279,778          62%

    (0.05)         $22.32          18.40%      1.99%(e)   (0.09%)(e)      --        $  4,635          62%
    (2.34)         $20.99           4.36%      1.96%      (0.44%)         --        $ 10,840          62%

    (0.69)         $10.82          (0.76%)     0.71%       5.24%        0.08%       $ 79,698          33%
    (0.66)         $10.99           8.20%      0.77%       5.54%        0.08%       $ 67,600          22%
    (0.60)         $10.94           5.04%      0.74%       5.37%        0.08%       $ 65,717          17%
    (0.58)         $11.21           8.31%      0.69%       5.19%        0.08%       $101,441          17%
    (0.62)         $11.47           8.04%      0.66%       4.94%        0.08%       $ 98,711          24%

       --          $ 8.14         (18.60%)     1.89%(e)   (0.48%)(e)    0.20%(e)    $ 13,422           1%

       --          $ 8.13         (18.70%)     2.76%(e)   (1.22%)(e)    0.17%(e)    $    567           1%

    (0.59)         $ 9.64          (2.46%)     1.21%       5.62%          --        $ 72,088          96%
    (0.54)         $10.05          10.19%      1.30%       5.71%          --        $ 69,455          91%
    (0.57)         $ 9.77           2.90%      1.29%       5.57%          --        $ 71,188          38%
    (0.61)         $ 9.99           8.71%      1.29%       6.00%          --        $ 71,867          65%
    (0.65)         $10.27           9.51%      1.08%       5.66%        0.17%       $ 79,957          31%

    (0.73)         $ 9.92          (1.67%)     0.74%       6.68%        0.06%       $ 67,051          26%
    (0.69)         $10.14           9.60%      0.82%       7.02%        0.06%       $ 42,593           5%
    (0.69)         $ 9.82           3.72%      0.87%       6.64%        0.06%       $ 37,544          27%
    (0.64)         $ 9.98           8.39%      0.88%       6.31%        0.06%       $ 59,438          72%
    (0.60)         $10.33           9.74%      0.73%       5.98%        0.06%       $ 83,535          44%

    (0.03)         $ 1.00           2.73%      0.91%       2.71%          --        $183,922          --
    (0.05)         $ 1.00           4.97%      0.86%       4.87%          --        $191,242          --
    (0.05)         $ 1.00           4.79%      0.87%       4.69%          --        $168,344          --
    (0.05)         $ 1.00           4.70%      0.89%       4.59%          --        $150,377          --
    (0.05)         $ 1.00           4.82%      0.89%       4.72%          --        $149,219          --

    (0.03)         $ 1.00           2.85%      0.66%       2.85%        0.23%       $ 45,022          --
    (0.05)         $ 1.00           5.15%      0.46%       5.15%        0.22%       $116,489          --
    (0.05)         $ 1.00           5.08%      0.44%       4.95%        0.22%       $136,068          --
    (0.05)         $ 1.00           4.92%      0.50%       4.81%        0.14%       $154,624          --
    (0.05)         $ 1.00           4.89%      0.63%       4.78%          --        $175,133          --
-----------------------------------------------------------------------------------------------------------

OBJECTIVE AND POLICIES OF EACH FUND
--------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus, and, in the case of the Money Market Funds, by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below appear in the "Portfolio Investments and Strategies" section of this prospectus and in the Statement of Additional Information.

CAPITAL APPRECIATION FUND

The investment objective of Capital Appreciation Fund is to provide growth of capital and income. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.

ACCEPTABLE INVESTMENTS. The Fund attempts to achieve its investment objective by investing primarily in a professionally managed, diversified portfolio of common stocks. The securities in which the Fund invests include, but are not limited to:

     - common stocks of companies selected by the Fund's investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects of the companies. Ordinarily, these companies will be in the top 30% of their industries with regard to revenues. However, other factors such as product position, market share, potential earnings growth, or asset values will be considered by the investment adviser and may outweigh revenues. At least 65% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position;

     - preferred stocks, corporate bonds, notes, warrants, rights, and convertible securities of these companies; and

     - U.S. government securities.

In addition, the Fund may engage in when-issued and delayed delivery transactions and invest in foreign securities, temporary investments, and repurchase agreements. The Fund may also purchase put options on its portfolio securities and on futures contracts and write call options on its portfolio securities.

The Fund reserves the right to attempt to hedge the portfolio by entering into financial futures contracts and to write calls on financial futures contracts. The Fund will notify shareholders before it begins engaging in these transactions. See "Portfolio Investments and Strategies."


INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Investing in Securities of Other Investment Companies," "Lending of Portfolio Securities," and "Restricted and Illiquid Securities."

LOUISIANA MUNICIPAL INCOME FUND

The investment objective of Louisiana Municipal Income Fund is to provide current income which is generally exempt from federal regular income tax and the personal income taxes imposed by the state of Louisiana. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.)

ACCEPTABLE INVESTMENTS. The Fund attempts to achieve its investment objective by investing in a professionally managed portfolio primarily limited to Louisiana municipal securities. As a matter of fundamental investment policy, the Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular and Louisiana state income taxes or at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular and Louisiana state income taxes.

     MUNICIPAL SECURITIES. The municipal securities in which the Fund invests are:

     - debt obligations, including industrial development bonds, issued on behalf of the state of Louisiana, its political subdivisions or agencies;

     - debt obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these; and

     - participation interests, as described below, in any of the above obligations;


     the interest from which is, in the opinion of bond counsel for the issuers, or in the opinion of officers of Hibernia Funds and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of Louisiana. (Municipal securities not issued by the state of Louisiana, its political subdivisions or agencies, which may generate interest income subject to the Louisiana personal income tax, may also be purchased by the Fund.) As a matter of investment policy which may be changed without shareholder approval, at least 65% of the Fund's total assets will be invested in Louisiana municipal securities. It is likely that shareholders will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.


     CHARACTERISTICS.  The municipal securities which the Fund buys are:


     - rated Baa or above by Moody's Investors Service, Inc. ("Moody's") or BBB or above by Standard & Poor's ("S&P"). Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. A description of the rating categories is contained in the Appendix to the Statement of Additional Information;


     - insured by a municipal bond insurance company which is rated AAA by S&P or Aaa by Moody's;

     - guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest; fully collateralized by an escrow of U.S. government securities; or

     - unrated if determined to be of comparable quality to one of the foregoing rating categories by the Fund's investment adviser.

     PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Louisiana municipal securities.

     The municipal securities subject to the participation interests are not limited to maturities of one year or less, so long as the participation interests include the right to demand payment, typically within seven days, from the issuers of those interests. The Fund will purchase only participation interests which have such a demand feature or which mature in less than one year. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

OTHER INVESTMENT TECHNIQUES. The Fund may purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date. These rights may be referred to as "liquidity puts" or "standby commitments."

The Fund may also hedge all or a portion of its investments by entering into put and call options and by entering into futures contracts or options on them. Any gains realized on these futures contracts and options are taxable. Before the Fund begins using these investment techniques, it will notify shareholders.

In addition, the Fund may concentrate certain of its investments, engage in when-issued and delayed delivery transactions, and invest in temporary investments and repurchase agreements. See "Portfolio Investments and Strategies."

LOUISIANA MUNICIPAL SECURITIES. Louisiana municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Louisiana municipal securities include industrial development and pollution control bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue or collateral. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds and pollution control bonds are typically classified as revenue bonds.

The Fund may invest more than 25% of the value of its total assets in industrial development and pollution control bonds, which may result in more than 25% of the Fund's total assets being invested in one industry. The Fund may also invest more than 25% of its assets in housing bonds, which are revenue bonds. Legislative actions at the state or federal level, changes in national or regional economic conditions, or changes in the quality of mortgages securing some housing bonds are some of the factors that could affect housing bonds.

MUNICIPAL BOND INSURANCE. The Fund may purchase municipal securities covered by insurance which guarantee the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").

The Fund will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities. The Fund's investment adviser anticipates that more than 50% of the Fund's net assets will be invested in municipal securities which are insured.

Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance.

The premiums for the Policies are paid by the Fund and the yield on the Fund's portfolio is reduced thereby. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. Depending upon the characteristics of the municipal security held by the Fund, the annual premium for the Policies are estimated to range from 0.1% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.

The Fund may purchase Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), Bond Investors Guaranty Insurance Company ("BIG"), or any other municipal bond insurer which is rated AAA by S&P or Aaa by Moody's. A more detailed description of these insurers may be found in the Statement of Additional Information. Each Policy guarantees the payment of principal and interest on the municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. The insurance feature reduces financial risk, but the cost thereof and the restrictions on investments imposed by the guidelines in the insurance policies reduce the yield to shareholders.

MBIA, AMBAC, FGIC, and BIG will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, FGIC, and BIG cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, FGIC, and BIG will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Trustees will reserve the right to terminate any policy if it determines that the benefits to the Fund of having its portfolio insured under such policy are not justified by the expense involved.

Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payment), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond issuers or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value of the shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities, if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A "when-issued" municipal security will be covered under the Policies upon the settlement date of the issuer of such "when-issued" municipal security. In determining to insure municipal securities held by the Fund, each municipal bond insurer has applied its own standards, which correspond generally to the standards established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies will reduce the yield to shareholders of the Fund.

If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since Issuer-Obtained Insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated "BBB") that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investments and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.


INVESTMENT RISKS. Yields on Louisiana municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal security markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Louisiana municipal securities to meet their obligations for the payment of interest and principal when due.



Further, any adverse economic conditions or developments affecting the state of Louisiana or its municipalities could impact the Fund's portfolio. Investing in Louisiana municipal securities which meet the Fund's quality standards may not be possible if the state of Louisiana and its municipalities do not maintain their current credit ratings. See "Investment Risks -- Fixed Income Securities."


NON-DIVERSIFICATION. The Fund is a non-diversified investment company. An investment in the Fund, therefore, may entail greater risk than would exist in a diversified investment company because the higher percentage of investments across fewer issuers could result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund will attempt to minimize the risks associated with a non-diversified portfolio by limiting, with respect to 75% of the Fund's total assets, investments in one issuer to not more than 10% of the value of its total assets. The total amount of the remaining 25% of the value of the Fund's total assets could be invested in a single issuer, but only if the investment adviser believes such a strategy to be prudent. In addition, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, and money market instruments) which exceed 5% of the Fund's total assets not exceed 50% of the value of the Fund's total assets.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Investing in Securities of Other Investment Companies," "Lending of Portfolio Securities," and "Restricted and Illiquid Securities."


MID CAP EQUITY FUND



The investment objective of Mid Cap Equity Fund is total return.



ACCEPTABLE INVESTMENTS. The Fund will pursue its objective by investing primarily in a portfolio of equity securities comprising the mid-sized capitalization ("mid-cap") sector of the United States equity market. The Fund attempts to select companies whose potential for capital appreciation exceeds that of larger capitalization stocks commensurate with increased risk. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of companies that have a market value capitalization ranging from $500 million to $10 billion. The Fund's adviser will invest primarily in equity securities of companies with above-average earnings growth prospects or in companies where significant fundamental changes are taking place. These changes could include significant new products, services, or methods of distribution; restructuring or reallocating business; or significant share price appreciation.



The securities in which the Fund invests include, but are not limited to:



     - common stocks of U.S. companies which are either listed on the New York or American Stock Exchanges or traded in the over-the-counter markets, preferred stock of such companies, warrants, and preferred stock convertible into common stock of such companies;



     - investments in American Depositary Receipts of foreign companies traded on the New York Stock Exchange or in the over-the-counter market;



     - convertible securities rated at least BBB by S&P or Fitch IBCA, Inc. ("Fitch"), or at least Baa by Moody's , or if not rated, are determined by the adviser to be of comparable quality;



     - money market instruments rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch;



     - fixed rate notes and bonds and adjustable and variable rate notes of companies whose common stock it may acquire rated BBB or better by S&P or Baa or better by Moody's;



     - zero coupon convertible securities; and



     - obligations, including certificates of deposit and bankers' acceptances, of banks or savings associations, having at least $1 billion in deposits as of the date of their most recently published financial statements and which are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), including U.S. branches of foreign banks and foreign branches of U.S. banks.



In addition, the Fund may engage in when-issued and delayed delivery transactions and invest in foreign securities, temporary investments, and repurchase agreements. The Fund may also purchase put options on its portfolio securities and on futures contracts and write call options on its portfolio securities.


The Fund reserves the right to attempt to hedge the portfolio by entering into financial futures contracts and to write calls on financial futures contracts. The Fund will notify shareholders before it begins engaging in these transactions.


CONVERTIBLE SECURITIES. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.


The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade convertible securities. In selecting convertible securities for the Fund, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.



STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options and options on stock index futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks. See "Portfolio Investments and Strategies--Financial Futures and Options on Futures."


INVESTMENT LIMITATIONS. The Fund's other investment limitations are discussed below under "Borrowing Money," "Investing in Securities of Other Investment Companies," "Lending of Portfolio Securities," and "Restricted and Illiquid Securities."


TOTAL RETURN BOND FUND

The investment objective of Total Return Bond Fund is to maximize total return. The Fund manages its portfolio to achieve both income and capital appreciation.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by primarily investing in U.S. government securities, mortgage-backed securities, asset-backed securities and corporate bonds and other securities, as well as collateralized mortgage obligations. Under normal market conditions, the Fund will attempt to invest at least 65% of its assets in bonds. The securities in which the Fund may invest are as follows:


     - domestic issues of corporate debt obligations (rated Baa or better by Moody's; or BBB or better by S&P or Fitch). Bonds rated BBB by S&P or Fitch or Baa by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. A description of the rating categories is contained in the Appendix to the Statement of Additional Information;


     - obligations of the United States;

     - notes, bonds, and discount notes of the following U.S. government agencies or instrumentalities: Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, The Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration;

     - commercial paper which matures in 270 days or less so long as at least two ratings are high quality ratings by nationally recognized statistical rating organizations ("NRSROs"). Such ratings would include: A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch;


     - time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the BIF, which is administered by the FDIC, or in institutions whose accounts are insured by the SAIF, which is also administered by the FDIC, including certificates of deposit issued by and other time deposits in foreign branches of BIF-insured banks;


     - bankers' acceptances;

     - securities of other investment companies;

     - repurchase agreements collateralized by eligible investments; and

     - municipal securities.

If a security invested in by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

The Fund may also purchase and sell put and call options on its portfolio securities (including over-the-counter options), purchase and sell financial futures contracts, and purchase and sell put and call options on financial futures contracts.

In addition, the Fund may engage in when-issued and delayed delivery transactions and invest in foreign securities, temporary investments, and repurchase agreements. See "Portfolio Investments and Strategies."

MORTGAGE-BACKED SECURITIES. Some of the U.S. government securities in which the Fund will invest can represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages ("mortgage-backed securities"). Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking-in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.


COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are bonds issued by single-purpose stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. Most of the CMOs in which the Fund would invest use the same basic structure:


     - Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities: the first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (Z bond) typically receives the residual income from the underlying investment after payments are made to the other classes.

     - The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

     - The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (B bond). This process continues until all of the classes have been paid off.

Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income, and the capital portion is reinvested. The prices of fixed income securities fluctuate inversely to the direction of interest rates.

The Fund will invest only in CMOs which are rated AAA by an NRSRO and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Investing in Securities of Other Investment Companies," "Lending of Portfolio Securities," and "Restricted and Illiquid Securities."

U.S. GOVERNMENT INCOME FUND

The investment objective of U.S. Government Income Fund is to provide current income. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities and mortgage-related securities, and short-term capital gains.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. The Fund may also invest in certain privately issued mortgage-related securities, corporate bonds and asset-backed securities, as defined below.

The Fund will invest, under normal circumstances, at least 65% of the value of its total assets in U.S. government securities. The U.S. government securities in which the Fund invests include:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

     - notes, bonds and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

     - notes, bonds and discount notes of other U.S. government agencies or instrumentalities which receive or have access to federal funding; and

     - notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

The Fund may also invest in mortgage-related securities which are issued by private entities such as investment banking firms and companies related to the construction industry. The mortgage-related securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.

The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

CORPORATE BONDS. The Fund may invest in domestic issues of corporate debt obligations rated "A" or better by Moody's, S&P or Fitch, or which, if unrated, are deemed to be of comparable quality by the investment adviser. If a debt security's rating falls below "A" after the Fund had purchased it, the Fund is not required to dispose of the security, but will consider appropriate action. A description of the rating categories is contained in the Appendix to the Statement of Additional Information. The prices of fixed income securities fluctuate inversely to the direction of interest rates.


The Fund may also purchase and sell put and call options on its portfolio securities (including over-the-counter options), purchase and sell financial futures contracts, and purchase and sell put and call options on financial futures contracts.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Investing in Securities of Other Investment Companies," "Lending of Portfolio Securities," and "Restricted and Illiquid Securities."

CASH RESERVE FUND

The investment objective of Cash Reserve Fund is current income consistent with stability of principal.

The Fund pursues its investment objective by investing in a portfolio of money market instruments maturing in one year or less. As a matter of fundamental policy, the average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 120 days or less. As a matter of operating policy, which may be changed without shareholder approval, the Fund will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more NRSROs or of comparable quality to securities having such ratings.

Examples of acceptable investments include, but are not limited to:

     - domestic issues of corporate debt obligations, including variable rate demand notes;

     - commercial paper (including Canadian Commercial Paper and Europaper);

     - certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

     - short-term credit facilities, such as demand notes;

     - asset-backed securities;

     - obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

     - other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

In addition, the Fund may concentrate certain of its investments, engage in when-issued and delayed delivery transactions, and invest in repurchase agreements. See "Portfolio Investments and Strategies."

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase.


     BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by BIF or SAIF. Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit, and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.


     SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership, default or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


CONCENTRATION OF INVESTMENTS. Generally, in excess of 50% of the total assets of the Fund will be invested in commercial paper and variable rate demand notes. Commercial paper issued by finance companies will comprise more than 25% of the Fund's total assets, unless the Fund is in a temporary defensive position as a result of economic conditions. These policies may not be changed without shareholder approval. Concentration of the Fund's portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Investing in Securities of Other Investment Companies," and "Restricted and Illiquid Securities."

U.S. TREASURY MONEY MARKET FUND

The investment objective of U.S. Treasury Money Market Fund is current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government and are fully guaranteed as to payment of principal and interest by the United States.

ACCEPTABLE INVESTMENTS. The Fund invests only in short-term U.S. Treasury obligations maturing in 397 days or less. The average maturity of the U.S. Treasury obligations in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

In addition, the Fund may engage in when-issued and delayed delivery transactions and invest in repurchase agreements. See "Portfolio Investments and Strategies."

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Investing in Securities of Other Investment Companies," and "Restricted and Illiquid Securities."

PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

BORROWING MONEY


The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, a Fund may borrow up to one-third of the value of its total assets. Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, U.S. Government Income Fund and Cash Reserve Fund may each pledge up to 15%, and Total Return Bond Fund may pledge up to 10%, of the value of their respective assets to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.


FOREIGN SECURITIES


Capital Appreciation Fund, Mid Cap Equity Fund and Total Return Bond Fund may invest in foreign securities which are traded publicly in the United States. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issuers. These considerations include the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher.

The Funds' investment adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the Funds' standards and objectives. The Funds will only purchase securities issued in U.S. dollar denominations and will not invest more than 15% of its total assets in foreign securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other open-end investment companies, as well as closed-end investment companies. The Funds, however, will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of their respective total assets in any one investment company, or invest more than 10% of their respective total assets in investment companies in general, unless permitted to do so by order of the SEC.

The Funds will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.


It should be noted that investment companies incur certain expenses, such as custody fees, and, therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The Funds will invest in other investment companies primarily for the purposes of investing their short-term cash on a temporary basis. The Funds' investment adviser will waive its investment advisory fee on assets invested in securities of other investment companies.

LENDING OF PORTFOLIO SECURITIES

In order to generate income, each of the Funds (except the Money Market Funds) may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of their respective total assets to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times. This policy cannot be changed with respect to any Fund without the approval of holders of a majority of such Fund's shares.

There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

PUT AND CALL OPTIONS

The Funds (except the Money Market Funds) may engage in or reserve the right to engage in put and call options as discussed for those Funds under "Objective and Policies of Each Fund." The Funds may purchase put and call options on their portfolio securities. These options will be used as a hedge to attempt to protect securities which the Funds hold or will be purchasing against decreases or increases in value. The Funds may also write (sell) put and call options on all or any portion of their portfolio to generate income for the Funds. The Funds will write call options on securities either held in their portfolio or which they have the right to obtain without payment of further consideration or for which they have segregated cash or U.S. government securities in the amount of any additional consideration. In the case of put options, the Funds will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. Each Fund will limit its purchase of options so that not more than 20% of its net assets will be invested in option premiums. Each Fund will limit its option writing activities so that the assets underlying such options will not exceed 25% of its total net assets. (These limits apply to both options on securities and options on futures contracts.)

The Funds will generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by a Fund are not traded on an exchange. The Funds purchase and write options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by each Fund's investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options generally have a continuous liquid market while over-the-counter options may not.

FINANCIAL FUTURES AND OPTIONS ON FUTURES


The Funds (except the Money Market Funds) may engage in or reserve the right to engage in financial futures and options on futures as discussed for those Funds under "Objective and Policies of Each Fund." The Funds may purchase and sell financial futures contracts to hedge all or a portion of their portfolio of securities against changes in interest rates or as a hedge to attempt to protect securities which the Funds hold against decreases in value. (For the immediate future, Capital Appreciation Fund and Mid Cap Equity Fund will enter into futures contracts directly only when it desires to exercise a financial futures put option in its portfolio rather than either closing out the option or allowing it to expire.) Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

The Funds may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in their portfolio against decreases in value resulting from anticipated increases in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Funds (except Capital Appreciation Fund) may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of portfolio securities resulting from anticipated decreases in market interest rates. The Funds will use these transactions to attempt to protect their ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When a Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. If the anticipated rise in purchase prices of portfolio securities occurs, a Fund may use the premiums it receives from writing put options to offset such increased prices. As a purchaser of a call option on a futures contract, a Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

     RISKS. When a Fund uses financial futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contracts and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options. When a Fund writes a call option, it retains the risk of a market decline in the price of the underlying security, but gives up the right to capital appreciation of that security above the "strike price" of the option. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.


     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although a Fund's investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Funds' ability to establish and close out futures and options positions depends on this secondary market.


In view of these considerations, the Funds will comply with the following restrictions when purchasing and selling futures contracts. First, a Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered. Second, the Funds will not enter into these contracts for speculative purposes. Third, since the Funds do not constitute a commodity pool, they will not market as such, nor serve as vehicles for trading in the commodities futures or commodity options markets. In this regard, the Funds will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or such other purposes permitted under regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Funds intend to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC. When a Fund purchases futures contracts or writes put options on futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) or equal to the exercise price of the put options will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.

REPURCHASE AGREEMENTS

Each of the Funds may invest in repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or certificates of deposit or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily.

To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by each Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest up to 10% of their respective total assets in restricted securities. Certain restricted securities which the Trustees deem to be liquid will be excluded from this limitation. The restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law.


Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund will limit investments in illiquid securities (including, as applicable, certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options) to 15% of their respective net assets. The Money Market Funds will limit investments in illiquid securities to 10% of their respective net assets.

TEMPORARY INVESTMENTS


During times of unusual market conditions, for defensive purposes and to maintain liquidity, Capital Appreciation Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund may invest up to 100% of their assets in cash and money market instruments, such as the following:


     - prime commercial paper (rated A-2 or above by S&P, Prime-2 or above by Moody's, or F-2 or above by Fitch) and Europaper (rated A-2 or above or Prime-2 or above). In the case where commercial paper or Europaper has received different ratings from different NRSROs, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is one of the preceding high-quality ratings and provided the investment adviser has determined that such investment presents minimal credit risks;


     - instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100 million or if the principal amount of the instrument is insured by the FDIC or the SAIF. These instruments include certificates of deposit, demand and time deposits, savings shares, ECDs, ETDs, Canadian Time Deposits, and bankers' acceptances;


     - securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities;

     - repurchase agreements; and

     - other short-term money market instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Funds may invest.

Louisiana Municipal Income Fund may, from time to time, on a temporary basis, or when the investment adviser determines that market conditions call for a temporary defensive posture, invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements.

Louisiana Municipal Income Fund has no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of high quality. Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

For defensive purposes only, Total Return Bond Fund may also invest in acceptable investments of the Fund with short-term maturities.

U.S. GOVERNMENT SECURITIES

The types of U.S. government securities in which the Funds may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers Home Administration are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farmers Home Administration, Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation, National Credit Union Administration, and Student Loan Marketing Association are backed by the credit of the agency or instrumentality issuing the obligations.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may purchase securities on a when-issued or delayed delivery basis. (Cash Reserve Fund will limit the securities purchased on a when-issued and delayed delivery basis to short-term U.S. government obligations.) These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. The Funds engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with each Fund's investment objective and policies, not for investment leverage. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more/less than the market value of the securities on the settlement date.

The Funds may dispose of a commitment prior to settlement if the Funds' investment adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell their purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Funds may realize short-term profits or losses upon the sale of such commitments.

As a matter of operating policy, which may be changed without shareholder approval, each Fund will limit its purchase of securities on a when-issued or delayed delivery basis to no more than 20% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment a later increase or decrease in percentage resulting from any change in value of a Fund's net assets will not result in a violation of any of the above restrictions.


ASSET-BACKED SECURITIES



Asset-backed securities are obligations of trusts or special purpose corporations that directly or indirectly represent a participation in, or are secured by and payable from various types of assets. At the present time, automobile and credit card receivables are the most common collateral supporting asset-backed securities. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques.


Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment adviser considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.


INVESTMENT RISKS



EQUITY SECURITIES. As with other mutual funds that invest primarily in equity securities, the Capital Appreciation and Mid Cap Equity Funds are subject to market risks. First the possibility exists that common stocks will decline over short or even extended periods of time. Second, the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Mid Cap Equity Fund invests primarily in medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index. This is because, among other things, medium-sized companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index.


FIXED INCOME SECURITIES. The Funds may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The amount of this fluctuation is dependent upon the quality and maturity of the securities in the Fund's portfolio, as well as on market conditions. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost. (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.) The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes.



Bonds rated "BBB" by S&P or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the capacity of issuers of lower-rated bonds to make principal and interest payments than issuers of higher rated bonds. Downgraded securities will be evaluated on a case-by-case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.


PORTFOLIO TURNOVER. The Capital Appreciation Fund and Mid Cap Equity Fund conduct portfolio transactions to accomplish the Funds' investment objective, to invest new money obtained from selling shares, and to meet redemption requests. The Funds may dispose of portfolio securities at any time if it appears that selling the securities will help the Funds achieve their investment objective. The Funds' rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses which must be borne directly by the Funds and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Funds' shareholders, are taxable to them. Nevertheless, transactions for each Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser deems it appropriate to make changes in the Fund's portfolio.


HIBERNIA FUNDS INFORMATION

--------------------------------------------------------------------------------


MANAGEMENT OF HIBERNIA FUNDS



BOARD OF TRUSTEES. Hibernia Funds is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with Hibernia Funds, investment decisions for the Funds are made by Hibernia National Bank, the Funds' investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.



     ADVISORY FEES. The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets, as follows: Capital Appreciation Fund--0.75%; Louisiana Municipal Income Fund--0.45%; Mid Cap Equity Fund--0.75%; Total Return Bond Fund--0.70%; U.S. Government Income Fund--0.45%; and Cash Reserve Fund and U.S. Treasury Money Market Fund--0.40%. The Adviser may voluntarily choose to waive a portion of its fee or reimburse a Fund for certain operating expenses. The Adviser may modify or terminate this voluntary waiver of its advisory fee or reimbursement of expenses at any time with respect to a Fund at its sole discretion.



     ADVISER'S BACKGROUND. Hibernia National Bank, a national bank organized in 1890, is a wholly owned subsidiary of Hibernia Corporation ("Hibernia"). Hibernia National Bank has acted as investment adviser to the Trust since its inception in 1988. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public, including commercial lending, depository services, cash management, retail banking, mortgage banking, discount brokerage, investment counseling, international banking, trust services, life and health insurance and property and casualty insurance.



     Hibernia National Bank has been ranked by the American Banker newspaper as the 59th largest U.S. Bank according to December 31, 1997, total deposits. The 1997 Money Market Directory of Pension Funds ranked Hibernia National Bank among the top 28% of the largest of nearly 200 bank and trust company managers of tax-exempt funds in the United States. As of December 31, 1997, the Trust Group had $6.0 billion under administration of which it had investment discretion over $2.8 billion. The Trust Group has managed pools of commingled funds since 1966; as of December 31, 1997, the Trust Group managed one such investment pool, as well as the six Hibernia Funds.


     As part of their regular banking operations, Hibernia National Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Hibernia National Bank. The lending relationship will not be a factor in the selection of securities.


     John A. Cain became Capital Appreciation Fund's portfolio manager in March 1995 and Mid Cap Equity Fund's portfolio manager in June 1998. Mr. Cain is a Vice President and Trust Investment Officer specializing in equity and balanced account management for Hibernia since May 1985. He has 39 years of investment management experience both in the brokerage and trust industries. He earned his B.B.A. from the University of Mississippi.



     Jeffrey R. Tanguis has been Louisiana Municipal Income Fund's portfolio manager since 1988 and portfolio manager of Total Return Bond Fund since 1995. Mr. Tanguis joined Hibernia in 1984 and is currently a Vice President and Trust Investment Officer of Hibernia. Mr. Tanguis received a B.S. from Louisiana State University.

     James L. Chassen became the portfolio manager of U.S. Government Income Fund, Cash Reserve Fund and U.S. Treasury Money Market Fund in October 1996. Mr. Chassen is a Vice President and Trust Investment Officer of Hibernia National Bank. Prior to joining Hibernia, he worked for an investment advisory firm in Dallas, Texas. Previously, he was the Investment Manager for J.C. Penney Company. Mr. Chassen earned his B.S. from Florida State University and his M.B.A. from the University of Texas at Austin.



DISTRIBUTION OF FUND SHARES



Federated Securities Corp. is the principal distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.



DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan of Hibernia Funds, the distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings associations) to provide administrative services. Fees paid by the distributor for these services with respect to Class A Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund and shares of Louisiana Municipal Income Fund, Total Return Bond Fund, U.S. Government Income Fund and U.S. Treasury Money Market Fund will be reimbursed by the relevant Fund or class up to 0.25% of average daily net assets of the Fund. Fees paid by the distributor for these services with respect to Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund will be reimbursed by the Fund up to 0.75% of the average daily net assets of Class B Shares of the Fund.

These services may include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records, processing purchase and redemption transactions, and performing other services. Brokers, dealers, and administrators will receive fees based upon shares owned by their clients or customers. The formula for calculating the fees will be determined from time to time by the Trustees. The fees are calculated as a percentage of the average aggregate net asset value of shares added to shareholder accounts and held in the accounts during the period for which the brokers, dealers, and administrators provide services. Although fees paid by a Fund or class relate directly to the net asset value of the shares of a Fund or class, it is possible that fees paid by a Fund or class may be used to provide similar services for other of the Trust's funds. In addition, a Fund or class may reimburse the distributor for writing, printing and distributing prospectuses, statements of additional information, and sales literature. Payments made to the distributor under the distribution plan will be limited to reimbursement of actual expenses.


With respect to Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund, the distributor may sell, assign or pledge its right to receive 12b-1 fees and contingent deferred sales charges to finance payments made to brokers in connection with the sale of Class B Shares. Actual distribution expenses for Class B Shares at any given time may exceed the Rule 12b-1 fees and payments received pursuant to contingent deferred sales charges. These unrecovered amounts, plus interest thereon, will be carried forward and paid from future 12b-1 fees and payments received through contingent deferred sales charges. If a distribution plan were terminated or not continued, the

Funds would not be contractually obligated to pay for any expenses not previously reimbursed by the Funds or recovered through contingent deferred sales charges.


The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.


SHAREHOLDER SERVICING ARRANGEMENTS (CLASS B SHARES ONLY)



Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, Inc. is shareholder servicing agent (the "Shareholder Servicing Agent") for Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund. The Funds may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of Class B Shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of Class B Shares. This fee will be computed at an annual rate equal to 0.25% of Class B Shares' average daily net assets; however, the Shareholder Servicing Agent may choose voluntarily to waive all or a portion of its fee at any time or pay all or some of its fees to financial institutions or other financial service providers.

FUND ADMINISTRATION


ADMINISTRATIVE SERVICES. Federated Administrative Services ("FAS"), Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, Inc., provides the Funds with certain administrative personnel and services necessary to operate each Fund, such as legal and accounting services. FAS provides these at an annual rate as specified below:



     MAXIMUM                   AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE             NET ASSETS OF THE TRUST
------------------       -----------------------------------
      0.150%                  on the first $250 million
      0.125%                  on the next $250 million
      0.100%                  on the next $250 million
      0.075%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. FAS may voluntarily choose to waive a portion of its fee.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

EXPENSES OF THE FUNDS AND CLASS A SHARES AND CLASS B SHARES



Holders of Class A Shares and Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund pay their allocable portion of Trust and Fund expenses.


The Trust expenses for which holders of Class A Shares and Class B Shares pay their allocable portion include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust; Trustees' fees; auditors' fees; meetings of Trustees; legal fees of the Trust; association membership dues and such non-recurring and extraordinary items as may arise.



Fund expenses for which holders of Class A Shares and Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund pay their allocable portion based on average daily net assets include, but are not limited to: registering a Fund and shares of a Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise.


At present, the only expenses allocated to Class A Shares are expenses under the Distribution Plan. The only expenses allocated to Class B Shares at present are expenses under the Distribution Plan and the Shareholder Servicing Arrangements. The Trustees reserve the right to allocate certain expenses to holders of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares and Class B Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the SEC; expenses related to administrative personnel and services as required to support holders of Class A Shares and Class B Shares; legal fees relating solely to Class A Shares and Class B Shares; and Trustees fees incurred as a result of issues relating solely to Class A Shares and Class B Shares.

NET ASSET VALUE
--------------------------------------------------------------------------------


With respect to Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund, net asset value per share fluctuates. The net asset value per share of each class is determined by dividing the sum of the interest of a class of shares in the market value of all securities and other assets of a Fund, less liabilities attributable to that class of shares, by the number of shares outstanding within that class. The net asset value of Class A Shares and Class B Shares of Capital Appreciation Fund and Mid Cap Equity Fund may differ slightly due to the variability in daily net income resulting from the different distribution charge.

With respect to the Money Market Funds, each Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing its portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. Of course, the Money Market Funds cannot guarantee that their net asset value will always remain at $1.00 per share.


On Monday through Friday, the Money Market Funds calculate net asset value at 11:00 a.m. (Central Standard Time) and 3:00 p.m. (Central Standard Time), while Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund determine net asset value at the close of the New York Stock Exchange, normally 3:00 p.m. (Central Standard Time), except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

SHARE PURCHASES


Shares of the Funds are sold on days on which the New York Stock Exchange is open for business. Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund and shares of Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund may be purchased through Hibernia National Bank, Hibernia Investment Securities, Inc. ("HISI") or through brokers or dealers which have a sales agreement with the distributor. Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund may be purchased through HISI or through brokers or dealers that have a sales agreement with the distributor. Shares of the Money Market Funds may be purchased through Hibernia National Bank, HISI or directly from the distributor. In connection with the sale of shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.


THROUGH HIBERNIA NATIONAL BANK OR HISI. An investor may call Hibernia National Bank to place an order (Call toll-free 1-800-999-0426.) Investors may also purchase shares through HISI, at 1-800-999-0124. Texas residents may purchase shares only through HISI. Orders purchased through Hibernia National Bank or HISI are considered received when the appropriate Fund is notified of the purchase order. Purchase orders for Funds (other than Money Market Funds) must be received by Hibernia National Bank or HISI before 3:00 p.m. (Central Standard
Time) and must be transmitted by Hibernia National Bank or HISI to the appropriate Fund before 3:00 p.m. (Central Standard Time) in order for shares to be purchased at that day's public offering price. It is the responsibility of Hibernia National Bank or HISI to transmit orders promptly.



Payment for shares of the Money Market Funds may be made either by check or federal funds. Payment by check must be included with the order. Orders are considered received after payment by check is converted into federal funds. When payment is made with federal funds, the order is considered received immediately. Payment by federal funds must be received before 12:00 p.m. (Central Standard Time) on the same day as the order to earn dividends for that day.

Federal funds should be wired as follows: Hibernia National Bank, New Orleans, Louisiana; for Credit to: include name of Fund (if applicable, "Class A or B Shares"), Title or name of account; and Wire Order Number. Shares cannot be purchased by wire on holidays when wire transfers are restricted.


THROUGH AUTHORIZED BROKER/DEALERS. An investor may also place an order through authorized brokers and dealers. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request. Purchase requests through registered broker/dealers must be transmitted to the Fund before 3:00 p.m. (Central Standard Time) (12:00 p.m. (Central Standard Time) with respect to the Money Market Funds) in order for shares to be purchased at that day's public offering price.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in each Fund by an investor is $1,000. With respect to the Money Market Funds, if the investment is in a retirement plan, the minimum initial investment is $250. Subsequent investments must be in amounts of at least $100. The Funds may choose to waive these minimum investment requirements for Hibernia National Bank or its affiliates and for directors and employees and retired employees of Hibernia National Bank.


WHAT SHARES COST

Shares of the Funds are sold at their net asset value next determined after an order is received.

FRONT-END SALES CHARGE


Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund are sold with a sales charge as follows:


                                      SALES CHARGE AS A         SALES CHARGE AS A
                                     PERCENTAGE OF PUBLIC       PERCENTAGE OF NET
AMOUNT OF TRANSACTION INVESTED             OFFERING              AMOUNT INVESTED
------------------------------       --------------------        ---------------
Less than $100,000                           4.50%                    4.71%
$100,000 but less than
  $250,000                                   3.75%                    3.90%
$250,000 but less than
  $500,000                                   2.50%                    2.56%
$500,000 but less than
  $750,000                                   2.00%                    2.04%
$750,000 but less than $1
  million                                    1.00%                    1.01%
$1 million but less than $2
  million                                    0.50%                    0.50%
$2 million or more                           0.25%                    0.25%

Shares of Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund are sold with a sales charge as follows:

                                      SALES CHARGE AS A         SALES CHARGE AS A
                                     PERCENTAGE OF PUBLIC       PERCENTAGE OF NET
AMOUNT OF TRANSACTION INVESTED             OFFERING              AMOUNT INVESTED
------------------------------       --------------------        ---------------
Less than $100,000                           3.00%                    3.09%
$100,000 but less than
  $250,000                                   2.75%                    2.83%
$250,000 but less than
  $500,000                                   2.00%                    2.04%
$500,000 but less than
  $750,000                                   1.00%                    1.01%
$750,000 but less than $1
  million                                    0.75%                    0.76%
$1 million but less than $2
  million                                    0.50%                    0.50%
$2 million or more                           0.25%                    0.25%

There is no sales charge imposed by the Money Market Funds.


PURCHASES AT NET ASSET VALUE. Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund and shares of Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund may be purchased at net asset value, without a sales charge, by the Trust Division of Hibernia National Bank or other affiliates of Hibernia for funds which are held in a fiduciary, agency, custodial, or similar capacity. Trustees/Directors and employees of the Trust, Hibernia National Bank, or their affiliates, retired Trustees/Directors and retired employees of Hibernia National Bank, and the spouse, children, parents and the parents of spouse of any such person, and any accounts for which such an employee serves in a fiduciary, agency, custodial, or similar capacity, may also buy shares at net asset value, without a sales charge. Trustees/Directors and employees of Federated Securities Corp. or its affiliates, retired Trustees/Directors and retired employees of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Funds, and their spouses and children may also buy shares at net asset value, without a sales charge. In addition, shares may be purchased at net asset value, without a sales charge, by investors who purchase shares through The Personal Portfolio Manager(R), an investment program sponsored by HISI or other similar asset allocation programs made available through financial institutions who have established dealer agreements with Federated Securities Corp.

CONTINGENT DEFERRED SALES CHARGE


Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following the purchase date. Class B Shares also bear a Rule 12b-1 fee. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month, eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but, until conversion, will have a higher expense ratio and pay lower dividends than Class A Shares due to a higher Rule 12b-1 fee and shareholder services fee.


Class B Shares redeemed within six years of their purchase will be subject to a contingent deferred sales charge. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption according to the following schedule:

                                        CONTINGENT DEFERRED
YEAR OF REDEMPTION AFTER PURCHASE          SALES CHARGE
---------------------------------       -------------------
First                                          5.50%
Second                                         4.50%
Third                                          4.00%
Fourth                                         3.00%
Fifth                                          2.00%
Sixth                                          1.00%
Seventh and thereafter                         0.00%

Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) shares acquired through the reinvestment of dividends and long-term capital gains; (2) shares held for more than six full years from the date of purchase; and (3) shares held for fewer than seven years on a first-in, first-out basis.


No contingent deferred sales charge will be imposed on: (1) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per share, (2) shares acquired through reinvestment of dividends and capital gains, (3) shares held for more than six years after the end of the calendar month of acquisition, (4) accounts following the death or disability of a shareholder, (5) minimum required distributions to a shareholder over the age of 70 1/2 from an IRA or other retirement plan, or (6) involuntary redemptions by the Funds of shares in shareholder accounts that do not comply with the minimum balance requirements.


CONVERSION FEATURE. Class B Shares include all Class B Shares which have been outstanding for less than the period ending eight years after the end of the month in which the shareholder's order to purchase Class B Shares was accepted. At the end of this eight year period, Class B Shares will automatically convert to Class A Shares of Capital Appreciation Fund Mid Cap Equity Fund or Cash Reserve Fund, in which case the shares will be subject to a lower Rule 12b-1 distribution fee which is assessed on Class A Shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution-related expenses. For purposes of conversion to Class A Shares, Class B Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.



SALES CHARGE REALLOWANCE. For sales of Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund and shares of Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund, Hibernia National Bank and any authorized dealer will normally receive up to 100% of the applicable sales charge. For sales of Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund, HISI and any authorized dealer will normally receive up to 100% of the contingent deferred sales charge. A portion of the contingent deferred sales charge may be advanced to the dealer at the time of purchase. Any portion of the sales charge which is not paid to Hibernia National Bank, or contingent deferred sales charge which is not paid to HISI, or a dealer will be retained by the distributor. However, the distributor, in its sole discretion, may uniformly offer to pay to Hibernia National Bank, HISI or a dealer selling shares of the Funds, all or a portion of the sales charge or contingent deferred sales charge it normally retains. If accepted by Hibernia National Bank, HISI or a dealer, such additional payments will be predicated upon the amount of shares sold. Such payments may take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Funds or other special events at recreational facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell significant amounts of shares.


OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, HISI, Hibernia National Bank, or their affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by Hibernia National Bank or its affiliates.

REDUCING THE FRONT-END SALES CHARGE


The front-end sales charges imposed on all Funds (with the exception of Class B Shares of Capital Appreciation Fund and Mid Cap Equity Fund) can be reduced through:

     - quantity discounts and accumulated purchases;

     - signing a 13-month letter of intent;

     - using the reinvestment privilege; or

     - concurrent purchases.


QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table on page 33, larger purchases of Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund and shares of Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund reduce the sales charge paid. The distributor will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.



If an additional purchase of Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund or shares of Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund is made, the distributor will consider the previous purchases still invested in Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund or shares of Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund. For example, if the shareholder already owns shares of Louisiana Municipal Income Fund having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 2.75%, not 3.00%.



To receive the sales charge reduction, Hibernia National Bank or the distributor must be notified by the shareholder in writing at the time the purchase is made that Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund or shares of Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund are already owned or that purchases are being combined. The distributor will reduce the sales charge after it confirms the purchases.



LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund and shares of Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 3.00%, in the case of Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund, and in the case of Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund, 4.50% of the total amount intended to be purchased in escrow (in shares of that Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days; however, these previous purchases will not receive the reduced sales charge.

REINVESTMENT PRIVILEGE. If Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund and shares of Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund have been redeemed, the shareholder has a one-time right, within 30 days (within 120 days for IRA accounts), to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Hibernia National Bank or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in a Fund, there may be tax consequences.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Trust, the purchase price of which includes a front end sales charge. For example, if a shareholder concurrently invested $30,000 in one of the Funds with a front end sales charge and $70,000 in another Fund with a front end sales charge, the sales charge would be reduced.

To receive this sales charge reduction, the distributor must be notified by the shareholder in writing or by Hibernia National Bank at the time the concurrent purchases are made. The sales charge will be reduced after the purchase is confirmed.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus the applicable sales charge, if any. A shareholder of a Fund may apply for participation in this program through Hibernia National Bank or HISI.

EXCHANGING SECURITIES FOR FUND SHARES

The Funds may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Shares purchased by exchange of securities cannot be redeemed by telephone for five business days to allow time for the transfer to settle.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

CONFIRMATIONS AND ACCOUNT STATEMENTS


As transfer agent for the Funds, Federated Services Company, through its subsidiary Federated Shareholder Services Company, maintains a share account for each shareholder of record. Share certificates are not issued.

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid.

DIVIDENDS


With respect to the Money Market Funds, dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the respective Fund unless cash payments are requested by writing to one of these Funds or Hibernia National Bank. Share purchase orders received by one of these Funds or HISI before 12:00 p.m. (Central Standard Time) earn dividends that day.


Dividends are declared and paid monthly to all shareholders invested in Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund and are declared and paid quarterly to all shareholders in Capital Appreciation Fund and Mid Cap Equity Fund on the record date. Dividends are automatically reinvested in additional shares of the respective Fund on payment dates at the ex-dividend date net asset value without a sales charge, unless cash payments are requested by writing to one of these Funds, Hibernia National Bank or HISI.

CAPITAL GAINS

Capital gains realized by a Fund, if any, will be distributed at least once every 12 months.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shareholders of any of the Funds are shareholders of Hibernia Funds. Shareholders of Class A Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund or shares of Louisiana Municipal Income Fund, Total Return Bond Fund, U.S. Government Income Fund and U.S. Treasury Money Market Fund have easy access to each of the portfolios of Hibernia Funds through a telephone exchange program. Shareholders of Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund may exchange Class B Shares through a telephone exchange program.


EXCHANGING SHARES. Shares purchased with payment of a front end sales charge may be exchanged at net asset value for shares of the same class of any of the other Funds in the Trust with an equal front end sales charge or no front end sales charge. Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000.


When an exchange is made from a Fund with a front end sales charge to a Fund with no front end sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a Fund with a front end sales charge would be at net asset value.


An exchange of Class B Shares for Class B Shares of another Hibernia Fund will not be subject to a contingent deferred sales charge. However, if the shareholder redeems the exchanged-for shares within six years of the original purchase of Class B Shares, a contingent deferred sales charge will be imposed. For purposes of computing the contingent deferred sales charge, the length of time the shareholder has owned Class B Shares will be measured from the date of original purchase and will not be affected by the exchange. Prior to any exchange, a shareholder should review a copy of the current prospectus of the Fund into which an exchange is to be effected. Shareholders contemplating exchanges into Hibernia Funds should consult their tax advisers, since the tax advantage of each Fund may vary.

The exchange privilege is available to shareholders residing in any state in which the Fund shares being acquired may be legally sold. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized.

The exchange privilege may be terminated at any time. Prior to such termination, shareholders will be notified of the termination of the exchange privilege at least 60 days before the date of termination. A shareholder may obtain further information on the exchange privilege by calling Hibernia National Bank.


EXCHANGE-BY-TELEPHONE. Instructions for exchanges between the Funds may be given by telephone to HISI at 1-800-999-0124 or to the distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded.


Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent by Hibernia National Bank and deposited to the shareholder's mutual fund account before being exchanged.

Telephone exchange instructions must be received before 3:00 p.m. (Central Standard Time) for shares to be exchanged the same day. The telephone exchange privilege may be notified or terminated at any time. Shareholders will be notified of such modification or termination at least 60 days prior to the date of modification or termination. Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his bank, broker, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending a mail request to HISI, 313 Carondelet Street, New Orleans, Louisiana 70130. In addition, an investor may exchange shares by sending a written request to his or her authorized broker directly.


REDEEMING SHARES
--------------------------------------------------------------------------------


The Funds redeem shares at their net asset value (less any applicable sales charge with respect to Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund) next determined after the relevant Fund receives the redemption request. Redemptions may be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through Hibernia National Bank, HISI or an authorized broker/dealer, or directed to the respective Fund.


BY TELEPHONE. A shareholder may redeem shares of a Fund by calling Hibernia National Bank or HISI to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from Hibernia National Bank or HISI. Redemption instructions given by telephone may be electronically recorded.

Redemption requests must be transmitted to the appropriate Fund before 3:00 p.m. (Central Standard Time) in order for shares to be redeemed at that day's net asset value. Hibernia National Bank, HISI or the broker/dealer is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. Registered broker/dealers may charge customary fees and commissions for this service.


For calls received after 3:00 p.m. (Central Standard Time), proceeds will normally be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. In no event will proceeds be wired more than five days after a proper request for redemption has been received.



With respect to the Money Market Funds, redemption requests must be transmitted to the appropriate Fund before 10:00 a.m. (Central Standard Time) in order for shares to be redeemed at that day's net asset value. HISI or the broker/dealer is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. Registered broker/dealers may charge customary fees and commissions for this service. For calls received before 10:00 a.m. (Central Standard Time), proceeds will normally be wired the same day to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve Wire System or a check will be sent to the address of record.

For calls received after 10:00 a.m. (Central Standard Time), proceeds will normally be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. In no event will proceeds be wired more than five days after a proper request for redemption has been received.

A daily dividend will be paid on shares of the Money Market Funds redeemed if the redemption request is received after 10:00 a.m. (Central Standard Time). However, the proceeds are normally not wired until the following business day. Redemption requests received before 10:00 a.m. (Central Standard Time) will normally be paid the same day but will not be entitled to that day's dividend. If at any time, the Money Market Funds shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Funds to accept telephone requests must first be completed. Authorization forms and information on this service are available from Hibernia National Bank, HISI or the distributor.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shareholders may redeem shares of a Fund by sending a written request to Hibernia National Bank or HISI. The written request should include the shareholder's name, the Fund name and Class designation, if applicable, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to Hibernia National Bank or HISI.

Shareholders should call Hibernia National Bank or HISI for assistance in redeeming by mail. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with a Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;


     - a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;


     - a savings bank or savings association whose deposits are insured by SAIF, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.


Normally, a check for the proceeds is mailed to the shareholder within three business days, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM


Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of a Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in a Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Hibernia National Bank or HISI. Due to the fact that Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund and shares of Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund are sold with a sales charge, it is not advisable for shareholders to be purchasing shares of those Funds while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the net asset value of a Fund. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in Hibernia Funds have equal voting rights, except that in matters affecting only a particular Fund or class, only shareholders of that Fund or class are entitled to vote. As a Massachusetts business trust, Hibernia Funds is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or a Fund's operation and for the election of Trustees under certain circumstances. As of October 9, 1998, Bost & Co. may for certain purposes be deemed to control Cash Reserve Fund (Class A Shares) and U.S. Treasury Money Market Fund because they are owner of record of certain shares of those Funds. As of October 9, 1998, Donaldson Lufkin Jenrette Securities Corporation Inc. may for certain purposes be deemed to control Cash Reserve Fund (Class B Shares) because they are owner of record of certain shares of that Fund.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently
*******************************************************************************
y or from purchasing shares of such a company as agent for and upon the order of such a customer.

Some entities providing services to the Funds are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for any Fund contemplated by any agreement entered into with the Funds without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

LOUISIANA MUNICIPAL INCOME FUND--ADDITIONAL TAX INFORMATION

Shareholders are not required to pay federal regular income tax on any dividends received from Louisiana Municipal Income Fund that represent net interest on tax-exempt municipal securities. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal securities may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax-preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax-preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. Louisiana Municipal Income Fund may purchase all types of municipal securities, including private activity bonds. Thus, in any tax year, a portion of the Fund's dividends may be treated as a tax-preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax-preference item.

"Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of Louisiana Municipal Income Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

LOUISIANA TAXES. Under existing Louisiana laws, distributions made by the Fund are not subject to Louisiana income taxes provided that such distributions qualify as exempt-interest dividends, and represent interest from obligations which are issued by the State of Louisiana or any of its political subdivisions, which interest is exempt from federal income tax. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Louisiana income taxes.

OTHER STATE AND LOCAL TAXES

Income from Louisiana Municipal Income Fund is not necessarily free from state income taxes in states other than Louisiana or from personal property taxes. With respect to all the Funds, shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time each Fund may advertise its total return and yield. Additionally, Louisiana Municipal Income Fund may advertise its tax-equivalent yield, and each Money Market Fund may also advertise its effective yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield for each Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by such Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. With respect to Louisiana Municipal Income Fund, the tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that that Fund would have had to earn to equal its actual yield, assuming a specific tax rate. Yield and tax-equivalent yield do not necessarily reflect income actually earned by a Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

With respect to the Money Market Funds, the effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in a Money Market Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


With respect to Capital Appreciation Fund and Mid Cap Equity Fund, total return and yield will be calculated separately for Class A Shares and Class B Shares. With respect to Cash Reserve Fund, total return, yield and effective yield will be calculated separately for Class A Shares and Class B Shares. Expense differences between Class A Shares and Class B Shares may affect the performance of each class.


For Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund and shares of Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund, the performance information normally reflects the effect of the maximum sales charge which, if excluded, would increase the total return, yield, and tax-equivalent yield. For Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund, the performance information reflects the effect of non-recurring charges, such as the contingent deferred sales charge which, if excluded, would increase the total return and yield. Occasionally, performance information which does not reflect the effect of the sales charge or contingent deferred sales charge may be quoted in advertising.



From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds' performance to certain indices.

PERFORMANCE INFORMATION FOR PREDECESSOR COLLECTIVE TRUST FUND



The Mid Cap Equity Fund is the successor to the portfolio of a collective trust fund managed by the Adviser. At the Mid Cap Equity Fund's commencement of operations the assets from the collective trust fund were transferred to the Mid Cap Equity Fund in exchange for Mid Cap Equity Fund shares. The Adviser has represented that the Mid Cap Equity Fund's investment objective, policies and limitations are in all respects equivalent to those of the collective trust fund.


The Mid Cap Equity Fund's average annual compounded total returns for the one-, three-, five- and ten-year periods ended September 30, 1998, reflecting the maximum sales charge (i.e., 4.50%) were (5.09%), 14.35%, 13.31% and 14.34%, respectively. The Mid Cap Equity Fund's average annual compounded total returns for the one-, three-, five- and ten-year periods ended September 30, 1998, without reflecting the sales charge, were (0.61%), 16.12%, 14.36% and 14.87%, respectively. The quoted performance data includes the performance of the collective trust fund for periods before the Mid Cap Equity Fund's registration statement became effective, as adjusted to reflect Class A Shares' anticipated expenses as set forth in the "Expenses of the Funds" section of this prospectus. The past performance data shown above is not necessarily indicative of the Mid Cap Equity Fund's future performance. The collective trust fund did not offer separate classes of share and was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

ADDRESSES
--------------------------------------------------------------------------------

Hibernia Capital Appreciation Fund
         Class A Shares and Class B Shares
Hibernia Louisiana Municipal Income Fund
Hibernia Mid Cap Equity Fund
         Class A Shares and Class B Shares
Hibernia Total Return Bond Fund
Hibernia U.S. Government Income Fund
Hibernia Cash Reserve Fund
         Class A Shares and Class B Shares
Hibernia U.S. Treasury Money Market Fund                                  5800 Corporate Drive
                                                                          Pittsburgh, Pennsylvania 15237-7010
--------------------------------------------------------------------------------------------------------------------
Distributor
                     Federated Securities Corp.                           Federated Investors Tower
                                                                          1001 Liberty Avenue
                                                                          Pittsburgh, Pennsylvania 15222-3779
--------------------------------------------------------------------------------------------------------------------
Investment Adviser
                     Hibernia National Bank                               Attention: Hibernia Funds
                                                                          P.O. Box 61540
                          New Orleans, Louisiana 70161
--------------------------------------------------------------------------------------------------------------------
Custodian
                     Hibernia National Bank                               Attention: Hibernia Funds
                                                                          P.O. Box 61540
                          New Orleans, Louisiana 70161
--------------------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                     Federated Shareholder Services Company               Federated Investors Tower
                                                                          1001 Liberty Avenue
                                                                          Pittsburgh, Pennsylvania 15222-3779
--------------------------------------------------------------------------------------------------------------------
Independent Auditors
                     Ernst & Young LLP                                    One Oxford Centre
                         Pittsburgh, Pennsylvania 15219
--------------------------------------------------------------------------------------------------------------------

FEDERATED SECURITIES CORP. IS DISTRIBUTOR OF THE FUNDS.           006584 (10/98)






                                   HIBERNIA FUNDS
                         (formerly, Tower Mutual Funds)


                       STATEMENT OF ADDITIONAL INFORMATION





     This Statement of Additional Information relates to the following seven portfolios (individually or collectively referred to as the "Fund" or "Funds") of Hibernia Funds (the "Trust"):

                       Hibernia Capital Appreciation Fund
                  (formerly, Tower Capital Appreciation Fund);
                         Class A Shares, Class B Shares
                    Hibernia Louisiana Municipal Income Fund
               (formerly, Tower Louisiana Municipal Income Fund);
       Hibernia Mid Cap Equity Fund (formerly, Tower Mid Cap Equity Fund)
                         Class A Shares, Class B Shares
    Hibernia Total Return Bond Fund (formerly, Tower Total Return Bond Fund);
                      Hibernia U.S. Government Income Fund
                 (formerly, Tower U.S. Government Income Fund);
         Hibernia Cash Reserve Fund (formerly, Tower Cash Reserve Fund);
                       Class A Shares, Class B Shares, and
                    Hibernia U.S. Treasury Money Market Fund
               (formerly, Tower U.S. Treasury Money Market Fund).

    This Statement should be read with the prospectus of the Funds dated October 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus, free of charge by calling 1-800-999-0124.

    5800 Corporate Drive
    Pittsburgh, Pennsylvania 15237-7010

                        Statement dated October 31, 1998


THE SHARES OF THE HIBERNIA FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

        INVESTMENT IN THE SHARES OF THE HIBERNIA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


        HIBERNIA CASH RESERVE FUND AND HIBERNIA U.S. TREASURY MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO.

[GRAPHIC OMITTED]

     006897 (10/98)

TABLE OF CONTENTS

                                                                            I

   GENERAL INFORMATION ABOUT THE FUNDS 1

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS    1

  When-Issued and Delayed Delivery Transactions   1
  Lending of Portfolio Securities      1
  Reverse Repurchase Agreements        1
  Futures and Options Transactions     1
  Restricted Securities                4
  Warrants                             5
  Louisiana Municipal Bond Insurers    5
  Corporate Debt Securities            6
  Zero-Coupon Securities               6
  Convertible Securities               6
  Money Market Instruments             7
  Ratings                              7
  Credit Enhancement                   7
  Portfolio Turnover                   7

INVESTMENT LIMITATIONS                 8

  Regulatory Compliance               12

HIBERNIA FUNDS MANAGEMENT             13

  Officers and Trustees               13
  Fund Ownership                      14
  Trustees Compensation               16
  Trustee Liability                   16

INVESTMENT ADVISORY SERVICE           16

  Adviser to the Trust                16
  Advisory Fees                       16

BROKERAGE TRANSACTIONS                17


OTHER SERVICES                        17
  Trust Administration                17
  Transfer Agent, Dividend Disbursing Agent, and Portfolio
        Accounting Services        18
  Custodian                           18
  Independent Auditors                18



PURCHASING SHARES                     18
----------------------------------------------------------------------
  Distribution Plan                   18
  Shareholder Services (Class B Shares only)                          18
  Conversion To Federal Funds         19


DETERMINING NET ASSET VALUE           19
-------------------------------------------------------------------------
  Determining Market Value of Securities19
  Use of the Amortized Cost Method    19
  Monitoring Procedures               20
  Investment Restrictions             20

EXCHANGE PRIVILEGE                    20
-------------------------------------------------------------------------
  Requirements for Exchange           20
  Making an Exchange                  21

REDEEMING SHARES                      21
-------------------------------------------------------------------------
  Redemption in Kind                  21
  Massachusetts Partnership Law       21

TAX STATUS                            21
-------------------------------------------------------------------------
  The Funds' Tax Status               21
  Shareholders' Tax Status            21
  Capital Gains                       22

TOTAL RETURN                          22
-------------------------------------------------------------------------

YIELD                                 22
-------------------------------------------------------------------------

EFFECTIVE YIELD                       23
-------------------------------------------------------------------------

TAX-EQUIVALENT YIELD                  23

PERFORMANCE INFORMATION               24
  Economic and Market Information     25

FINANCIAL STATEMENTS                  25
-------------------------------------------------------------------------

APPENDIX                          26

-------------------------------------------------------------------------

GENERAL INFORMATION ABOUT THE FUNDS
-------------------------------------------------------------------------

   The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 8, 1988. As of the date of this Statement, the Trust consists of seven separate portfolios of securities, which are as follows:
Hibernia Capital Appreciation Fund ("Capital Appreciation Fund"), Hibernia Louisiana Municipal Income Fund ("Louisiana Municipal Income Fund"), Hibernia Mid Cap Equity Fund ("Mid Cap Equity Fund"), Hibernia Total Return Bond Fund ("Total Return Bond Fund"), Hibernia U.S. Government Income Fund ("U.S. Government Income Fund"), Hibernia Cash Reserve Fund ("Cash Reserve Fund"), and Hibernia U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund" and together with Cash Reserve Fund, the "Money Market Funds").

     Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund currently offer two classes of shares, which are designated as Class A Shares and
Class B Shares .

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

The Prospectus discusses the objective of each Fund and the policies it employs to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the Prospectus.

The Funds' respective investment objectives cannot be changed without approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.

LENDING OF PORTFOLIO SECURITIES

The Funds (except the Money Market Funds) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

REVERSE REPURCHASE AGREEMENTS

The Funds (except U.S. Treasury Money Market Fund) may invest in reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future such Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

FUTURES AND OPTIONS TRANSACTIONS

       The Funds (except the Money Market Funds) may engage in or reserve the right to engage in put and call options, financial futures, and options on futures as discussed for those Funds in the prospectus. For purposes of Capital Appreciation Fund and Mid Cap Equity Fund, financial futures may include stock index futures.

    The Funds will maintain positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

FINANCIAL FUTURES CONTRACTS
    A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt securities issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government.

    In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge their holdings of securities, the Funds could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect themselves against the possibility that the prices of their securities may decline during the Funds' anticipated holding period. The Funds would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

PURCHASING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
    Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

    A Fund could purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates or as a means of reducing fluctuations in the net asset value of shares of the Fund. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by such Fund for the original option plus the realized decrease in value of the hedged securities.

    Alternately, a Fund may exercise its put to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

WRITING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
    In addition to purchasing put options on futures, a Fund may write listed call options on futures contracts for U.S. government securities to hedge its portfolio against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, a Fund's obligation under a call option on a future (to sell a futures contact) costs less to fulfill, causing the value of such Fund's call option position to increase.

    In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that Fund keeps the premium received for the option. This premium can offset the drop in value of such Fund's fixed income securities which is occurring as interest rates rise.

    Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, such Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The new premium income of the Fund will then offset the decrease in value of the hedged securities.

WRITING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
    The Funds may write listed put options on financial futures contracts for U.S. government securities to hedge its portfolio against a decrease in market interest rates. When a Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract increases.

    As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.

    Prior to the expiration of the put option, or its exercise by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by such Fund for the initial option.

PURCHASING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
    When a Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of such Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, a Fund could exercise its option and buy the futures contract below market price.

LIMITATION ON OPEN FUTURES POSITION
    A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

MARGIN IN FUTURES TRANSACTIONS
    Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

    A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is know as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expires. In computing its daily net asset value, a Fund will mark-to-market its open futures positions.

    The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

PURCHASING PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
       The Funds may purchase put and call options on portfolio securities to protect against price movements in particular securities. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives a Fund, in return for a premium, the right to buy the underlying security from the seller.

    Capital Appreciation Fund and Mid Cap Equity Fund may only buy put options which are listed on a recognized options exchange.

WRITING COVERED PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
    As writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. As a writer of a put option, a Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.

    A Fund may only write call options either on securities held in it portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, a Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

   STOCK INDEX FUTURES AND OPTIONS

    The Mid Cap Equity Fund may utilize stock index futures contracts and options on stocks, stock indices, and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund may not use stock index futures contracts and options for speculative purposes. As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of listed put options on stocks, stock indices, and stock index futures contracts. These options will be used only as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.

    The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.

    The Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.

    The Fund may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5%-10% of the contract value. This amount is known as "initial margin," and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates. These payments are known as "variation margins," and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because the initial margin resembles a performance bond or good faith deposit on the contract, it is returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since the margin employed in futures contracts does not involve the borrowing of funds to finance the transaction.

RESTRICTED SECURITIES

    The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law.

    The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

      o the frequency of trades and quotes for the security;

      o the number of dealers willing to purchase or sell the security and the number of potential buyers;

      o dealer undertakings to make a market in the security; and

      o the nature of the security and the nature of the marketplace trades.

    The Funds may invest in commercial paper issued in reliance on an exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
    Section 4(2) paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as a Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors, like the Funds, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2), thus providing liquidity.

WARRANTS

    Capital Appreciation Fund and Mid Cap Equity Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

LOUISIANA MUNICIPAL BOND INSURERS

    If a high-rated security loses its rating or has its rating reduced after Louisiana Municipal Income Fund has purchased it, the Fund is not required to drop the security from its portfolio, but may consider doing so. If ratings made by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's ("S&P") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

    Municipal bond insurance may be provided by one or more of the following insurers or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S&P.

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
    Municipal Bond Investors Assurance Corp. ("MBIA") is a wholly owned subsidiary of MBIA, Inc., a Connecticut insurance company, which is owned by The Aetna Life and Casualty, Credit Local DeFrance CAECL, S.A., The Fund American Companies, and the public. The investors of MBIA, Inc., are not obligated to pay the obligations of MBIA. MBIA, domiciled in New York, is regulated by the New York State Insurance Department and licensed to do business in various states. The address of MBIA is 113 King Street, Armonk, New York 10504, and its telephone number is (914) 273-4345. S&P has rated the claims-paying ability of MBIA "AAA."

AMBAC INDEMNITY CORPORATION
    AMBAC Indemnity Corporation ("AMBAC") is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of Wisconsin, and licensed to do business in various states. AMBAC is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. Copies of certain statutorily required filings of AMBAC can be obtained from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York 10004, and its telephone number is (212)668-0340. S&P has rated the claims-paying ability of AMBAC "AAA."

FINANCIAL GUARANTY INSURANCE COMPANY
    Financial Guaranty Insurance Company ("Financial Guaranty") is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital Corporation. The investors of FGIC Corporation are not obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is subject to regulation by the state of New York Insurance Department and is licensed to do business in various states. The address of Financial Guaranty is 115 Broadway, New York, New York 10006, and its telephone number is (212) 312-3000. S&P has rated the claims-paying ability of Financial Guaranty "AAA."

FINANCIAL SECURITY ASSURANCE INC.
    Financial Security Assurance Inc. (FSA) insures municipal, asset-backed and residential mortgage-backed obligations. FSA is a majority-owned subsidiary of US West Capital Corp. US West is attempting to find a buyer for FSA. The address of FSA is 350 Park Avenue, New York, New York 10022, and its telephone number is (212) 826-0100. The claims-paying ability for FSA holds the highest available ratings from Moody's (Aaa) and S&P (AAA).



CORPORATE DEBT SECURITIES

The Funds may invest in corporate debt securities. Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

ZERO-COUPON SECURITIES

    The Funds may invest in Zero-coupon securities. Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

    Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts and Certificates of Accrual on Treasuries. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer of holder thereof), in trust on behalf of the owners thereof.

    In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificated or other evidence of ownership of the underlying U.S.
    Treasury securities.

    When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

   CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade convertible securities. In selecting convertible securities for the Funds, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

MONEY MARKET INSTRUMENTS

The Funds may invest in money market instruments of domestic and foreign banks and savings associations if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation.

RATINGS

A nationally recognized statistical rating organization's ("NRSROs") highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by S&P, Prime-1 by Moody's, or F-1 (+ or -) by Fitch IBCA, Inc. ("Fitch") are all considered to be rated in the highest short-term rating category. Cash Reserve Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

CREDIT ENHANCEMENT

Cash Reserve Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit-enhancement (the "credit enhancer"), rather than the issuer. However, the credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer. The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

PORTFOLIO TURNOVER



Capital Appreciation Fund's portfolio turnover rate for the fiscal years ended August 31, 1998 and 1997 were 62% and 62%, respectively.

Louisiana Municipal Income Fund conducts portfolio transactions to accomplish its investment objective as interest rates change, to invest new money obtained from selling its shares, and to meet redemption requests. The Fund may trade or dispose of portfolio securities at any time if it appears that trading or selling the securities will help the Fund achieve its investment objective. For fiscal years ended August 31, 1998 and 1997, the portfolio turnover rates were 24% and 17%, respectively.

Mid Cap Equity Fund normally holds or disposes of portfolio securities in order to achieve its investment objectives. Securities held by the Fund are selected because they are considered to represent real value and will be held or disposed of accordingly. The adviser will not generally seek profits through short-term trading. The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objectives. For the period from July 13, 1998 to August 31, 1998, the portfolio turnover rate was 1%.

Total Return Bond Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. For the fiscal years ended August 31, 1998 and 1997, the portfolio turnover rates were 31% and 65%, respectively.

Although U.S. Government Income Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the fiscal years ended August 31, 1998 and 1997, the portfolio turnover rates were 44% and 72%, respectively.

INVESTMENT LIMITATIONS


DIVERSIFICATION OF INVESTMENTS


    With respect to 75% of the value of its total assets, Capital Appreciation Fund and Mid Cap Equity Fund will not purchase securities of any one issuer, except cash and cash items and securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

    Capital Appreciation Fund and Mid Cap Equity Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

    With respect to 75% of the value of Total Return Bond Fund's total assets, the Fund will not invest more than 5% of the value of its total assets in any one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations). The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

    Cash Reserve Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except cash or cash items, repurchase agreements, and U.S. government obligations.

    With respect to securities comprising 75% of the value of its total assets, U.S. Treasury Money Market Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. Treasury securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

    (For purposes of the foregoing limitations, the Funds consider instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items.")
CONCENTRATION OF INVESTMENTS
    Capital Appreciation Fund and Mid Cap Equity Fund will not invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry. Total Bond Fund will not invest 25% or more of the value of its total assets in any one industry. However, investing in U.S. government obligations shall not be considered investments in any one industry.

    Cash Reserve Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

ACQUIRING SECURITIES
    Cash Reserve Fund will not acquire the voting securities of any issuer. It will not invest in securities issued by any other investment company. It will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN COMMODITIES
    Capital Appreciation Fund and Mid Cap Equity Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase put options on portfolio securities and on financial futures contracts as a hedging strategy and not for speculative purposes. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell calls on financial futures contracts. The Fund will notify shareholders before such a change in its operating policies is implemented.

    Louisiana Municipal Income Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. The Fund may, however, enter into future contracts on financial instruments or financial indexes and may purchase or sell options on such futures contracts. Such investments will be used as a hedging strategy only and not for speculative purposes and will not exceed 5% of the Fund's total net assets.

    Total Return Bond Fund will not purchase or sell commodities or commodities futures contracts. However, the Fund may purchase put and call options on portfolio securities and on financial futures contracts. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell puts and calls on financial futures contracts.

    U.S. Government Income Fund will not purchase or sell commodities, except that the Fund may purchase or sell financial futures contracts and related options.

    Cash Reserve Fund will not invest in commodities or commodity contracts.

     U.S. Treasury Money Market Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

ISSUING SENIOR SECURITIES AND BORROWING
    Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, U.S. Government Income Fund, and Cash Reserve Fund will not issue senior securities except that each Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets (net assets in the case of U.S. Government Income Fund) including the amount borrowed. A Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolios securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, a Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements. With respect to Cash Reserve Fund, if a percentage limit is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value of net assets will not result in a violation of such restriction.

    Total Return Bond Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

    U.S. Treasury Money Market Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money except as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.

PLEDGING ASSETS
    Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund will not mortgage, pledge, or hypothecate securities, except to secure permissible borrowings. In those cases, a Fund may pledge assets having a value of 15% of its assets taken at cost.

    Total Return Bond Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

    U.S. Government Income Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets as the time of the borrowing.

    Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on U.S. government securities nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.

SELLING SHORT AND BUYING ON MARGIN
    Capital Appreciation Fund and Mid Cap Equity Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

    Louisiana Municipal Income Fund will not sell securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

    Total Return Bond Fund and U.S. Government Income Fund will not sell securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

    Cash Reserve Fund will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

UNDERWRITING
    Capital Appreciation Fund, Louisiana Municipal Income Fund and Mid Cap Equity Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the disposition of its portfolio securities.

    Total Return Bond Fund, U.S. Government Income Fund, and U.S. Treasury Money Market Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

    Cash Reserve Fund will not engage in underwriting of securities issued by others.

INVESTING IN REAL ESTATE
    Capital Appreciation Fund, Louisiana Municipal Income Fund and Mid Cap Equity Fund will not purchase or sell real estate although a Fund may invest in securities secured by real estate or interest in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

    Total Return Bond and U.S. Government Income Fund will not buy or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

    Cash Reserve Fund will not invest in real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests.

     U.S. Treasury Money Market Fund will not purchase or sell real estate, including limited partnership interests.

LENDING CASH OR SECURITIES
    Capital Appreciation Fund and Mid Cap Equity Fund will not lend any of its assets, except portfolio securities . This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by its investment objective and policies or the declaration of trust.

    Louisiana Municipal Income will not lend any assets except portfolio securities up to one-third of the value of its total assets. The Fund may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations.

    Total Return Bond Fund will not lend any of its assets except portfolio securities. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies.

    U.S. Government Income Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets.

    Cash Reserve Fund will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective and policies.

    U.S. Treasury Money Market Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations, permitted by its investment objective, policies and limitations or the declaration of trust.

INVESTING IN MINERALS
    Capital Appreciation Fund and Louisiana Municipal Income Fund will not invest in interests in oil, gas, or other mineral exploration or development programs, other than debentures or equity stock interests.

    U.S. Government Income Fund will not purchase or sell oil, gas, or other mineral exploration or development programs.

INVESTING IN RESTRICTED SECURITIES

     Louisiana Municipal Income Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933.

Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Except as noted, shareholders will be notified before any material change in these limitations becomes effective.

   INVESTING IN MINERALS
    Mid Cap Equity Fund will not invest in interests in oil, gas, or other mineral exploration or development programs, other than debentures or equity stock interests.

PURCHASING SECURITIES TO EXERCISE CONTROL
    The Funds will not purchase securities of a company for the purpose of exercising control or management.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
    The Funds will limit their investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any investment company, or invest no more than 10% of its total assets in investment companies in general, unless permitted to do so by order of the SEC. The Funds will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The Funds will invest in other investment companies primarily for the purposes of investing its short-term cash on a temporary basis. The investment adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

WRITING COVERED CALL OPTIONS AND PURCHASING PUT OPTIONS
    Capital Appreciation Fund and Mid Cap Equity Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's net assets would be invested in premiums on open put option positions.

    Total Return Bond Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio. The Fund will not write put or call options or purchase put or call options in excess of 5% of the value of its total assets.

    U.S. Government Income Fund will not write covered put and call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

INVESTING IN RESTRICTED AND ILLIQUID SECURITIES
      Mid Cap Equity Fund will not invest more than 15% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.
Capital Appreciation Fund did not borrow money, pledge securities or invest in illiquid securities in excess of 5% of the value of its net assets in the last fiscal year and has no present intent to do so during the coming fiscal year.

     Louisiana Municipal Income Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

Mid Cap Equity Fund did not borrow money, pledge securities or invest in illiquid securities in excess of 5% of the value of its net assets since its inception and has no present intent to do so during the coming fiscal year. U.S. Government Income Fund did not engage in reverse repurchase agreements, borrow money, or invest in illiquid securities in excess of 5% of the value of its net assets in the last fiscal year and has no present intent to do so during the coming year.

Cash Reserve Fund did not borrow money or engage in when-issued and delayed delivery transactions in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming year.

     U.S. Treasury Money Market Fund does not expect to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment a later increase or decrease in percentage resulting from any change in value of a Fund's net assets will not result in a violation of any of the above restrictions.

REGULATORY COMPLIANCE

The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of a Fund's total assets in the securities of any one issuer, although a Fund's investment limitations only requires such 5% diversification with respect to 75% of its assets. The Funds will invest more than 5% of their respective assets in any one issuer only under circumstances permitted by Rule 2a-7. The Funds will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. Except as otherwise noted, the Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

   HIBERNIA FUNDS MANAGEMENT

OFFICERS AND TRUSTEES

Officers and Trustees are listed with their addresses, principal occupations, and present positions, including any affiliation with Hibernia National Bank, Hibernia Corporation, Federated Investors, Inc., Federated Securities Corp., and Federated Administrative Services.

Edward C. Gonzales*+
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

President, Trustee and Treasurer

Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Robert L. diBenedetto, M.D.
781 Colonial Drive
Baton Rouge, LA
Birthdate:  April 14, 1928

Trustee

Gynecologist; President/CEO, Louisiana Medical Mutual Insurance Company; Chairman of Board of Directors and Medical Director, LAMMICOPractice Management, L.L.C.; Medical Director Emeritus, Women's Hospital.

James A. Gayle, Sr.
613 Turtle Creek Drive
Shreveport, LA
Birthdate:  September 27, 1923

Trustee

Vice President of Government Affairs and Community Development and Director, Shreveport Chamber of Commerce; Director, Louisiana Forestry Association; Director, Anthony Forest Products Company, Inc.; Retired from International Paper Company in August 1985.


J. Gordon Reische +
20 Dogwood Drive
Covington, LA
Birthdate: September 11, 1931

Trustee

Retired Managing Partner, New Orleans office, KPMG - Peat Marwick.

Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, PA
Birthdate:  February 5, 1947

Vice President and Assistant Treasurer

     Vice President and Director, Private Label Management, Federated Administrative Services.


Peter J. Germain
Federated Investors Tower
Pittsburgh, PA
Birthdate:  September 3, 1959

Secretary

Senior Vice President and Director of Proprietary Funds Services, Federated Services Company; formerly, Senior Corporate Counsel, Federated Investors, Inc.


*This Trustee is deemed to be an "interested person" of the Fund or Hibernia Funds as defined in the Investment Company Act of 1940.

+Members of Hibernia Funds' Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.

FUND OWNERSHIP

Officers and Trustees of the Trust own less than 1% of each Fund's outstanding shares.

     As of October 9, 1998, the following shareholders are the beneficial owners of more than 5% of the outstanding shares of the Class A Shares of Hibernia Capital Appreciation Fund: Bost & Co. A/C HTUF0009662, Pittsburgh, PA, owned approximately 1,289,760 shares (10.01%); and Hibernia National Bank, New Orleans, LA, owned approximately 1,066,812 shares (8.28%).

As of October 9, 1998, the following shareholders are the beneficial owners of more than 5% of the outstanding shares of the Class A Shares of Hibernia Cash Reserve Fund: Bost & Co. c/o Mellon Bank N.A., Pittsburgh, PA, owned approximately 78,575,486 shares (45.63%); Bost & Co. A/C 80998810733,
Pittsburgh, PA, owned approximately 50,897,275 shares (29.56%); and Hibernia National Bank, New Orleans, LA, owned approximately 13,461,950 shares (7.82%).

As of October 9, 1998, the following shareholders are the beneficial owners of more than 5% of the outstanding shares of the Class B Shares of Hibernia Cash Reserve Fund: Donaldson Lufkin Jenrette Securities Corp., Inc., Jersey City, NJ 8413120002-5 owned approximately 86,997 shares (45.48%); Donaldson Lufkin Jenrette Securities Corp., Inc., Jersey City, NJ 8413120001-2 owned approximately 50,328 shares (26.31%); Donaldson Lufkin Jenrette Securities Corp., Inc., Jersey City, NJ 6090464534-9 owned approximately 24,243 shares (12.68%); Donaldson Lufkin Jenrette Securities Corp., Inc., Jersey City, NJ 8413120005-4 owned approximately 11,273 shares (5.89%); and Donaldson Lufkin Jenrette Securities Corp., Inc., Jersey City, NJ 8413120003-8 owned approximately 9,965 shares (5.21%).

As of October 9, 1998, the following shareholders are the beneficial owners of more than 5% of the outstanding shares of the Class A Shares of Hibernia Mid Cap Equity Fund: Bost & Co. A/C 80901029017, Pittsburgh, PA, owned approximately 124,740 shares (7.68%); and Bost & Co. A/C 80900011016, Pittsburgh, PA, owned approximately 112,729 shares (6.94%).

As of October 9, 1998, the following shareholders are the beneficial owners of more than 5% of the outstanding shares of the Class B Shares of Hibernia Mid Cap Equity Fund: Donaldson Lufkin Jenrette Securities Corp., Inc., Jersey City, NJ 8412930006-3 owned approximately 9,960 shares (13.00%); Donaldson Lufkin Jenrette Securities Corp., Inc., Jersey City, NJ 8412930036-4 owned approximately 4,357 shares (5.69%); and Donaldson Lufkin Jenrette Securities Corp., Inc., Jersey City, NJ 8412930013-1 owned approximately 4,128 shares (5.39%).

     As of October 9, 1998, the following shareholder is the beneficial owner of more than 5% of the outstanding shares of Hibernia U.S. Government Income Fund:
Bost & Co. A/C 80901029017, Pittsburgh, PA, owned approximately 604,468 shares (7.59%).

As of October 9, 1998, the following shareholders are the beneficial owners of more than 5% of the outstanding shares of Hibernia Total Return Bond Fund: Bost & Co. A/C HTUF0009662, Pittsburgh, PA, owned approximately 1,386,303 shares (18.06%); Hibernia National Bank, New Orleans, LA, owned approximately 481,552 shares (6.27%); and Hibernia National Bank Trust Division, New Orleans, LA, owned approximately 466,409 shares (6.08%).

     As of October 9, 1998, the following shareholders are the beneficial owners of more than 5% or the outstanding shares of Hibernia U.S. Treasury Money Market
Fund: Bost & Co. c/o Mellon Bank N.A., Pittsburgh, PA, owned approximately 78,573,182 shares (40.32%); and Bost & Co. A/C 80998810741 FBO Hibernia National Bank, Pittsburgh, PA, owned approximately 50,776,064 shares (26.06%).

TRUSTEES COMPENSATION

                           AGGREGATE
NAME ,                     COMPENSATION
POSITION WITH              FROM
TRUST                      THE TRUST*+

Edward C. Gonzales         $0
President, Treasurer and Trustee
Robert L. di Benedetto,    $12,000
Trustee
James A. Gayle, Sr.,       $12,000
Trustee
J. Gordon Reische,         $12,000
Trustee

*Information is furnished for the fiscal year ended August 31, 1998. The Trust is the only investment company in the complex.

+The aggregate compensation is provided for the Trust which is comprised of 7 portfolios.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICE

ADVISER TO THE TRUST

The Trust's investment adviser is Hibernia National Bank (the "Adviser"). It provides investment advisory services through its Trust Division. Hibernia National Bank is a wholly owned subsidiary of Hibernia Corporation.

The Adviser shall not be liable to the Trust, a Fund, or any shareholder of any Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Hibernia National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Hibernia National Bank's or its affiliates' lending relationships with an issuer.

ADVISORY FEES

For its advisory services, Hibernia National Bank receives an annual investment advisory fee as described in the prospectus. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived by the Adviser:

Fund Name        Year Ended  Amount     Year Ended Amount      Year Ended Amount
Aug 31, 1998     Waived-1998Aug 31, 1997   Waived-1997  Aug 31, 1996 Waived-1996

Capital Appreciation
Fund                $2,417,253  $0         $1,674,455 $0          $1,204,309 $0

Louisiana Municipal
Income Fund   $450,310    $80,055    $346,773   $61,649     $298,550   $53,076

Total Return Bond Fund  $532,051   $131,063   $488,596    $0   $501,491     $0

U.S. Government
Income Fund   $289,526    $38,603    $190,313   $25,375  $183,788   $24,505

Cash Reserve Fund   $658,507    $0         $682,458   $0          $778,592   $0

U.S. Treasury Money
Market Fund         $718,045    $0    $598,805   $214,099    $500,504   $275,277

For the period from July 13, 1998 (date of initial public offering) to August 31, 1998, the Adviser earned advisory fees from Mid Cap Equity Fund of $15,872, none of which was waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser and may include; advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers may be used by the Adviser or its affiliates in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended August 31, 1998, 1997 and 1996, Capital Appreciation Fund paid $488,045, $294,766, and $238,669, respectively, in brokerage commissions on brokerage transactions. For the fiscal year ended August 31, 1998, Mid Cap Equity Fund paid no brokerage commissions.

Although investment decisions for the Funds are made independently from those of other accounts managed by the Adviser, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In some cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Administrative Services, which is a subsidiary of Federated Investors, Inc. provides administrative personnel and services to the Funds for a fee described in the prospectus. The following shows all fees earned by Federated Administrative Services and the amounts of those fees that were voluntarily waived:

Fund Name      Year Ended  Amount     Year Ended Amount      Year Ended Amount
Aug 31, 1998   Waived-1998Aug 31, 1997  Waived-1997  Aug 31, 1996  Waived-1996

Capital Appreciation
Fund                $374,710    $0         $277,600   $0          $206,816   $0

Louisiana Municipal
Income Fund         $116,480    $0         $95,787    $0          $85,488    $0

Total Return Bond Fund          $88,402    $0         $87,209     $0   $92,287$0

U.S. Government
Income Fund         $74,793     $0         $52,512    $0          $52,624    $0

Cash Reserve Fund   $191,658    $0         $213,586   $0          $250,721   $0

U.S. Treasury Money
Market Fund         $208,245    $0         $186,989   $0          $161,067   $0

For the period from July 13, 1998 (date of initial public offering) to August 31, 1998, Federated Administrative Services earned administrative fees from Mid Cap Equity Fund of $6,713, of which $4,293 was waived.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING SERVICES

Federated Shareholder Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Services Company, is transfer agent for the shares of the Funds and dividend disbursing agent for the Funds. It also provides certain accounting and recordkeeping services with respect to the Funds' portfolios of investments.

Federated Shareholder Services Company receives a fee based on the size, type, and number of accounts and transactions made by shareholders. Federated Shareholder Services Company also maintains the Funds' accounting records. The fee is based on the level of a Fund's average net assets for the period plus out-of-pocket expenses.

CUSTODIAN

For its services as custodian, Hibernia National Bank, New Orleans, Louisiana, may receive an annual fee, payable monthly based on a percentage of each Fund's average aggregate daily net assets, plus out-of-pocket expenses.

INDEPENDENT AUDITORS

The independent auditors for the Funds are Ernst & Young LLP, Pittsburgh, Pennsylvania.

PURCHASING SHARES

   Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund and shares of Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund are sold at their net asset value with a front end sales charge. Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund are sold at net asset value and are subject to a contingent deferred sales charge if redeemed within six full years of purchase. Class A Shares of Cash Reserve Fund and shares of Tower U.S. Treasury Money Market Fund are sold at net asset value without a sales charge. Shares of the Funds are sold on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in the Funds."

DISTRIBUTION PLAN

Hibernia Funds has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") which was promulgated by the SEC pursuant to the Investment Company Act of 1940. The Plan permits the payment of fees to brokers for distribution and administrative services and to administrators for administrative services. The Plan is designed to (i) stimulate brokers to provide distribution and administrative support services to shareholders and (ii) stimulate administrators to render administrative support services to shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals. By adopting the Plan, the Trustees expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in seeking to achieve their investment objectives. By identifying potential investors whose needs are served by a Fund's objective, and properly servicing these accounts, a Fund may be able to curb sharp fluctuations in rates of redemptions and sales. Other benefits may include: (1) an efficient and effective administrative system; (2) a more efficient use of shareholder assets by having them rapidly invested with a minimum of delay and administrative detail; and (3) an efficient and reliable shareholder records system and prompt responses to shareholder requests and inquiries concerning their accounts.

For the fiscal year ended August 31, 1998, payments in the amount of $784,161, $64,769, $190,018, and $411,566 were made pursuant to the distribution plans for Capital Appreciation Fund (Class A Shares), Capital Appreciation Fund (Class B Shares), Total Return Bond Fund, and Cash Reserve Fund, respectively, all of which were paid to financial institutions. For the period from July 13, 1998 (date of initial public offering) to August 31, 1998, payments in the amount of $5,143 and $444 were made pursuant to the distribution plan for Mid Cap Equity Fund (Class A Shares) and Mid Cap Equity Fund (Class B Shares), respectively, all of which were paid to financial institutions.

SHAREHOLDER SERVICES (CLASS B SHARES ONLY)

The Shareholder Services Agreement permits the payment of fees to Federated Shareholder Services to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ended August 31, 1998, payment in the amount of $21,590 was made pursuant to the Shareholder Services Agreement for Capital Appreciation Fund (Class B Shares), none of which was waived. For the period from July 13, 1998 (date of initial public offering) to August 31, 1998, payment in the amount of $148, none of which was waived, was made pursuant to the Shareholder Services Agreement for Mid Cap Equity Fund (Class B Shares).


CONVERSION TO FEDERAL FUNDS

It is the Funds' policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Hibernia National Bank or its affiliates act as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value of the Funds (except the Money Market Funds) generally changes each day. The Money Market Funds attempt to stabilize the value of a share at $1.00. The days on which the net asset value is calculated by a Fund are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Equity and Income Funds' portfolio securities are determined as follows:

      o for equity securities, according to the last sale price on a national securities exchange, if applicable;

      o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

      o for unlisted equity securities, the latest bid prices;

      o for bonds and other fixed income securities, as determined by an independent pricing service;

      o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of less than 60 days, at the time of purchase, at amortized cost; or



      o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options, and put options on futures and at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

USE OF THE AMORTIZED COST METHOD

With respect to the Money Market Funds, the Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Funds' use of the amortized cost method of calling portfolio instruments depends on its compliance with Rule 2a-7 (the "Rule") promulgated by the SEC under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective.

Under the Rule, a Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as a part of the underlying instruments, because the Fund does not acquire then for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Rule defines demand features and standby commitments as "puts," the Fund does not consider them to be separate investments for the purposes of its investment policies.

MONITORING PROCEDURES

    The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

    The Rule requires that a Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. The Rule also requires a Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund.

    Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, a Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by a Fund will meet the same criteria and will have investment policies consistent with Rule 2a-7.

    A Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by normal unrealized appreciation or depreciation of the portfolio.

    In periods of declining interest rates, the indicated daily yield on shares of a Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

    In periods of rising interest rates, the indicated daily yield on shares of a Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE

Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund are only eligible for exchange into other funds which offer Class B Shares.

This privilege is available to shareholders residing in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.

Further information on the exchange privilege and prospectuses may be obtained by calling the Fund at the number on the cover of this Statement.

MAKING AN EXCHANGE

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee. Shares may also be exchanged by telephone, but only between fund accounts that have identical shareholder registrations.

REDEEMING SHARES

A Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions for Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund may be subject to a contingent deferred sales charge. Redemption procedures are explained in the combined prospectus under "Redeeming Shares." Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

     A Fund is obligated to redeem shares solely in cash up to $250,000, or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as net asset value is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for obligations of the Trust, Hibernia Funds is required to use its property to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from its assets.

TAX STATUS

THE FUNDS' TAX STATUS

The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, a Fund must, among other requirements:

      o derive at least 90% of its gross income from dividends, interest, and gain from the sale of securities;

      o invest in securities within certain statutory limits; and

      o distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains reviewed as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Long-term capital gains distributed to Fund shareholders (except the Money Market Funds) will be treated as long-term capital gains regardless of how long shareholders have held Fund shares.

Capital gains experienced by a Money Market Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, a Fund realized net long-term capital gains, it will distribute them at least once every 12 months.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.



Capital Appreciation Fund's average annual total returns for Class A Shares for the one-year and five-year periods ended August 31, 1998 and for the period from October 14, 1988 (date of initial public investment) to August 31, 1998 were 0.41%, 15.79% and 15.08%, respectively. Capital Appreciation Fund's average annual total returns for Class B Shares for the one-year period ended August 31, 1998 and for the period from December 2, 1996 (date of initial public investment) to August 31, 1998 were (1.36%) and 10.22%, respectively.

Louisiana Municipal Income Fund's average annual total returns for the one-year and five-year periods ended August 31, 1998, and, for the period from October 14, 1988 (date of initial public investment) to August 31, 1998, were 4.77%, 5.06% and 7.18%, respectively.

For the period from July 13, 1998 (date of initial public offering) to August 31, 1998, the cumulative total return for Class A Shares of Mid Cap Equity Fund was (22.25%). For the period from July 13, 1998 (date of initial public offering) to August 31, 1998, the cumulative total return for Class B Shares of Mid Cap Equity Fund was (23.20%). Cumulative total return reflects the total performance over a specific period of time. These total returns are representative of only 50 days of activity since the date of initial public investment for Class A Shares and Class B Shares of Mid Cap Equity Fund.

Total Return Bond Fund's average annual total returns for the one-year and five-year periods ended August 31, 1998 and for the period from November 2, 1992 (date of initial public investment) to August 31, 1998, were 6.21%, 5.02% and 6.10%, respectively.

U.S. Government Income Fund's average annual total returns for the one-year and five-year periods ended August 31, 1998 and for the period from October 14, 1988 (date of initial public investment) to August 31, 1998 were 6.43%, 5.23% and 7.57%, respectively.

Cash Reserve Fund's average annual total returns for Class A Shares for the one-year and five-year periods ended August 31, 1998 and for the period from October 14, 1988 (date of initial public investment) to August 31, 1998 were 4.82%, 4.40% and 5.20%, respectively.

U.S. Treasury Money Market Fund's average annual total returns for the one-year and five-year periods ended August 31, 1998 and the period from July 19, 1993 (date of initial public investment) to August 31, 1998 were 4.89%, 4.57% and 4.53%, respectively.

YIELD

The yield for a Fund (except the Money Market Funds) is determined by dividing the net investment income per share (as defined by the SEC) earned by a Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Capital Appreciation Fund's yields for Class A Shares and Class B Shares for the thirty-day period ended August 31, 1998 were 0.29% and (0.53%), respectively.

Louisiana Municipal Income Fund's yield for the thirty-day period ended August 31, 1998 was 4.15%.

Mid Cap Equity Fund's yields for Class A Shares and Class B Shares for the thirty-day period ended August 31, 1998 were 0.00% and (0.82%), respectively.

Total Return Bond Fund's yield for the thirty-day period ended August 31, 1998 was 4.89%.

U.S. Government Income Fund's yield for the thirty-day period ended August 31, 1998 was 5.35%.

The Money Market Funds calculate yield based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

Cash Reserve Fund's yield for Class A Shares for the seven-day period ended August 31, 1998 was 4.71%.

U.S. Treasury Money Market Fund's yield for the seven-day period ended August 31, 1998 was 4.78%.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended August 31, 1998, the effective yield for the Cash Reserve Fund's Class A Shares was 4.82%.

For the seven-day period ended August 31, 1998, the effective yield for the U.S. Treasury Money Market Fund was 4.89%.

TAX-EQUIVALENT YIELD

Louisiana Municipal Income Fund's tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a combined federal and state marginal tax rate of 45.60% and assuming that the income is 100% tax-exempt.

The Fund's tax-equivalent yield for the thirty-day period ended August 31, 1998 was 7.63%.

                        TAXABLE YIELD EQUIVALENT FOR 1998

                               STATE OF LOUISIANA

                 COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  19.00%    34.00%       37.00%        42.00%        45.60%


      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER
      RETURN      42,350    102,300      155,950       278,450      $278,450

      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER
      RETURN      25,350    61,400       128,100       278,450      $278,450

TAX-EXEMPT
YIELD                         TAXABLE YIELD EQUIVALENT


        2.00%      2.47%     3.03%       3.17%         3.45%         3.68%
        2.50%      3.09%     3.79%       3.97%         4.31%         4.60%
        3.00%      3.70%     4.55%       4.76%         5.17%         5.51%
        3.50%      4.32%     5.30%       5.56%         6.03%         6.43%
        4.00%      4.94%     6.06%       6.35%         6.90%         7.35%
        4.50%      5.56%     6.82%       7.14%         7.76%         8.27%
        5.00%      6.17%     7.58%       7.94%         8.62%         9.19%
        5.50%      6.79%     8.33%       8.73%         9.48%        10.11%
        6.00%      7.41%     9.09%       9.52%        10.34%        11.03%
        6.50%      8.02%     9.85%      10.32%        11.21%        11.95%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in expenses; and the relative amount of cash flow.

The Funds' (except the Money Market Funds) performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

      oLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "money market instruments funds" category in advertising and sales literature.

      OBANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are averages of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

      ODOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.



      S&P 400 MID CAP INDEX is an unmanaged capitalization weighted index that measures the performance of the mid-range of the U.S. stock market.

      OSTANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P index assumes reinvestment of all dividends paid by stock listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

      oLEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is compromised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-months, twelve months, and ten-year periods and year-to-date.

      OSALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

      OMERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composite of rating assigned by S&P and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.

      OMERRILL LYNCH CORPORATE MASTER INDEX is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by S&P and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.

      OSALOMON BROTHERS BROAD INVESTMENT-GRADE ("BIG") BOND INDEX is designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally traded U.S. Treasury, agency, mortgage and corporate securities which can be used as a benchmark. The BIG Index is market capitalization-weighted and includes all fixed rate bonds with a maturity of one year or longer and a minimum of $50-million amount outstanding at entry ($200 million for mortgage coupons) and remain in the index until their amount falls below $25 million.

      OMORNINGSTAR, INC., an independent rating service , is the publisher of the bi-weekly MUTUAL FUNDS VALUES. MUTUAL FUNDS VALUES rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION



Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Trust's portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended August 31, 1998, are incorporated herein by reference to the Funds' Annual Report dated August 31, 1998 . A copy of the Annual Report may be obtained without charge by contacting the Funds at the address located on the back cover of the prospectus or by calling the Funds toll-free 1-800-999-0124.

APPENDIX

STANDARD AND POOR'S MUNICIPAL BOND RATING DEFINITIONS

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payments of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC., MUNICIPAL BOND RATING DEFINITIONS

AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default of have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC., BOND RATING DEFINITIONS

AAA bonds (highest quality) - the obligator has an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA bonds (high quality) - the obligor's ability to pay interest and repay principal, while very strong, is some-what less than for AAA rated securities or more subject to possible change over the term of the issue.

MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

PRIME-1 - Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

- Leading market positions in well established industries.

- High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earning coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity

PRIME-2 - Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 - Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME- Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+- EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1- VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

F-2- GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3- FAIR CREDIT QUALITY. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S- WEAK CREDIT QUALITY. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D- DEFAULT. Issues assigned this rating are in actual or imminent payment default.

LOC- The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.








PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:
            (a) (1-7) Financial Statements (Incorporated by reference to the Annual Report of the Registrant dated August 31, 1998, File Nos. 811-5536 and 33-21321).
            (b)   Exhibits:
                   (1)  (i)    Conformed copy of Declaration of Trust of the
                               Registrant; (5.)
                        (ii)   Conformed copy of Amendment No. 7 of Articles
                               Supplementary; +
                   (2)  Copy of By-Laws of the Registrant; (1.)
                   (3)  Not applicable;
                   (4) (i) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (3.) (ii) Copy of Specimen Certificates for Shares of Beneficial Interest of the Registrant;(5.)
                   (5) (i) Conformed copy of Investment Advisory Contract of the Registrant; (5.) (ii) Conformed copy of Exhibit G to Investment Advisory Contract; +
                   (6) (i) Conformed copy of Administrative Support and Distributor's Contract of the Registrant;(5.)
                        (ii) Amendments No. 1,2,3 and 4 to Exhibit A to Administrative Support and Distributor's Contract of the Registrant; (10.) (iii) Exhibit B to Administrative Support and Distributor's Contract of the Registrant; (10.) (iv) Conformed copy of Mutual Funds Sales and Service Agreement among Federated Securities Corp., Federated Shareholder Services and Hibernia Investment Securities, Inc.; + (v) Conformed copy of Mutual Funds Sales and Service Agreement among Federated Securities Corp., Federated Shareholder Services and Hibernia National Bank; + (vi) Amendment No. 1 to Exhibit B to the Administrative Support and Distributor's Contract of the Registrant; +
                   (7)  Not applicable;


 +    All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed April 15, 1988. (File Nos. 33-21321 and 811-5536)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 27, 1989. (File Nos. 33-21321 and 811-5536)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed October 28, 1993. (File Nos. 33-21321 and 811-5536)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed March 25, 1998. (File Nos. 33-21321 and 811-5536)

                  (8) (i) Conformed copy of Custodian Agreement of the Registrant; (6.) (ii) Conformed copy of Transfer Agency and Service Agreement of the Registrant; (5.) (iii) Conformed copy of Administrative Services Agreement of the Registrant; (5.)
                        (iv)   Conformed copy of Assignment of Administrative
                               Services Agreement of the Registrant to
                               Federated Administrative Services; (5.)
                        (v)    Copy of Schedule A to Custodian Contract;(8.)
                        (vi)   Conformed copy of Sub-Transfer Agency
                               Agreement;(9.)
                   (9) (i) Conformed copy of Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; (6.) (ii) Exhibit 1 to the Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; (10.)
                  (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered;(7.) (11) (i) Conformed copy of Consent of Independent Auditors; +
                        (ii) Conformed copy of Opinion and Consent of Special
                  Counsel;(7.) (12) Not applicable; (13) Conformed copy of Initial Capital Understanding;(7.)
                  (14)  Not applicable;
                  (15)  (i)    Conformed copy of Present Distribution Plan; (5.)
                        (ii)   Form of Rule 12b-1 Agreement;(10.)
                        (iii)  Amendments No. 1,2,3 and 4 to Exhibit A to the
                               Distribution Plan;(10.)


 +    All exhibits have been filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed October 28, 1994. (File Nos. 33-21321 and 811-5536)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed December 28, 1994. (File Nos. 33-21321 and 811-5536)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed October 28, 1996. (File Nos. 33-21321 and 811-5536)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed October 22, 1997. (File Nos. 33-21321 and 811-5536)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed February 25, 1998. (File Nos. 33-21321 and 811-5536)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed March 25, 1998. (File Nos. 33-21321 and 811-5536)

                        (iv) Copy of Sales Agreement with Federated Securities Corp.; (3.)
                        (v)    Conformed copy of Shareholder Services
                               Agreement;(7.)
                        (vi) Conformed copy of Shareholder Services Agreement through and Exhibit A which relates to Class B Shares of Capital Appreciation Fund; (8.)
                        (vii) Exhibit B Shareholder Services Agreement which
               relates to Class B Shares for Cash Reserve Fund and Mid-Cap Equity Fund;(10.) (16) (i) Copy of Schedule for Computation of Performance Data for Tower Capital Appreciation Fund;(7.)
                        (ii) Copy of Schedule for Computation of Performance Data for Tower Cash Reserve Fund;(7.)
                        (iii) Copy of schedule for Computation of Performance Data for Tower Louisiana Municipal Income Fund;(7.)
                        (iv) Copy of schedule for Computation of Performance Data for Tower U.S. Government Income Fund;(7.)
                        (v)    Copy of schedule for Computation of Performance
                               Data for Tower Total Return Bond Fund;(7.)
                        (vi)   Copy of Schedule for Computation of Performance
                               Data for Tower U.S. Treasury Money Market
                               Fund;(5.)
                  (17) Financial Data Schedules; + (18) (i) Conformed copy of Multiple Class
                               Plan;(7.)
                        (ii)   Conformed copy of Exhibit B to the
                               Multiple Class Plan; +
                  (19)  Conformed copy of Power of Attorney (5.);


------------------
+     All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 27, 1989. (File Nos. 33-21321 and 811-5536)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed October 28, 1994. (File Nos. 33-21321 and 811-5536)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed October 28, 1996. (File Nos. 33-21321 and 811-5536)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed October 22, 1997. (File Nos. 33-21321 and 811-5536)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed March 25, 1998. (File Nos. 33-21321 and 811-5536)








Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None.

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            TITLE OF CLASS                        AS OF OCTOBER 9, 1998
            --------------                      -----------------------

            Shares of beneficial interest

            Tower Capital Appreciation Fund
                  Class A Shares                          1,806
                  Class B Shares                          1,126
            Tower U.S. Government Income
             Fund                                         1,054
            Tower Louisiana Municipal Income
             Fund                                         1,186
            Tower Total Return Bond Fund                    271
            Tower Cash Reserve Fund
                  Class A Shares                          1,538
                  Class B Shares                             14
            Tower U.S. Treasury Money Market
             Fund                                         2,862
            Tower Mid Cap Equity Fund
                  Class A Shares                            148
                  Class B Shares                             75


Item 27.    Indemnification:  (1)





------------------
+     All exhibits have been filed electronically.

 1. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed April 15, 1988. (File Nos. 33-21321 and 811-5536)

Item 28.    Business and Other Connections of Investment Adviser:

            A.   Investment Adviser

            Hibernia National Bank is a national bank with its principal place of business at 313 Carondelet Street, New Orleans, Louisiana 70130. Hibernia National Bank, a national bank organized in 1933, is a wholly-owned subsidiary of Hibernia Corporation ("Hibernia"), a Louisiana Corporation. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public including commercial and consumer lending and depository services, cash management, retail banking, mortgage banking, brokerage, investment counseling, international banking, trust services, life and health insurance and property and casualty insurance. Hibernia National Bank has been ranked by the American Banker newspaper as the 59th largest U.S. Bank according to December 31, 1997 deposits. As of December 31, 1997, the Trust Group had $6.0 billion under administration of which it had investment discretion over $2.8 billion. The Trust Group has managed pools of commingled funds since 1966; as of December 31, 1997, the Trust Group manages one such investment pool along with the six Hibernia Funds. The executive officers and directors of the Adviser and any other business, profession, vocation or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below. Unless otherwise noted, the position listed under Other Business, Profession, Vocation or Employment is with Hibernia National Bank.

                                                         Other Substantial
                                Position with            Business, Profession,
        NAME                    THE ADVISER              VOCATION, EMPLOYMENT

Robert H. Boh                   Chairman and Director    Chairman, Boh
                                                         Brothers Construction
                                                         Co. L.L.C.

Paul J. Bonitatibus             Executive Vice President

J. Herbert Boydstun             Chairman-Southwest Louisiana Region and Director

E.R. Campbell                   Vice Chairman and Director -
                                Hibernia Corporation and Hibernia
                                National Bank; Chairman and Director
                                Hibernia National Bank of
                                Texas

Cindy S. Collins                Executive Vice President

K. Kirk Domingos III            Senior Executive Vice President

B. D. Flurry                    Chairman-Northern Louisiana
                                Region and Director, Hibernia
                                National Bank of Texas

Marsha M. Gassan                Senior Executive Vice President and Chief
                                Financial Officer

Michael G. Gretchen             Executive Vice President

Stephen A. Hansel               President, Chief
                                Executive Officer,
                                and Director

Russell S. Hoadley              Executive Vice President

Linda A. Hoffman                Executive Vice President

Randall E. Howard               Chairman, Southeast
                                Louisiana Region

Scott P. Howard                 Senior Executive Vice President

Patricia C. Meringer            Senior Vice President, Corporate Counsel and
                                Secretary

Susan Johnson                   Executive Vice President

Suzette J. Prechter             Executive Vice President

Kenneth A. Rains                Executive Vice President

Ron E. Samford, Jr.             Executive Vice President
                                and Controller

John E. Smith                   Executive Vice President

Willie L. Spears                Executive Vice President

Walter P. Walker                Executive Vice President

Richard G. Wright               Senior Executive Vice President and Chief
                                Credit Officer

Mike Zainey                     Executive Vice President


                                    Directors

Robert H. Boh              Robert T. Holleman        William C. O'Malley
J. Herbert Boydstun        Elton R. King             Robert T. Ratcliff
J. Terrell Brown           Sidney W. Lassen          Janee M. Tucker
E. R. Campbell             Donald J. Nalty           Virginia E. Weinmann
Richard W. Freeman, Jr.                              Robert E. Zetzmann
Stephen A. Harsel
Dick H. Hearin

ITEM 29. PRINCIPAL UNDERWRITERS:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Peachtree Funds; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT


Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
1001 Liberty Avenue           Operating Officer, Asst.
Pittsburgh, PA 15222-3779     Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice
Federated Investors Tower     President, Federated,
1001 Liberty Avenue
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
1001 Liberty Avenue
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald Petnuch                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin             Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



 (c) Not applicable.

Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                5800 Corporate Drive
                                          Pittsburgh, PA  15237-7010

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent, Dividend                Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative                  Federated Investors Tower
Services                                  1001 Liberty Avenue
("Administrator")                         Pittsburgh, PA 15222-3779

Hibernia National Bank                    313 Carondelet Street
("Adviser")                               New Orleans, LA  70130

Hibernia National Bank                    313 Carondelet Street
("Custodian")                             New Orleans, LA  70130

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus for Tower Mutual Funds is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HIBERNIA FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of October, 1998.

                                 HIBERNIA FUNDS

                  BY: /s/ Gail Cagney
                  Gail Cagney, Assistant Secretary
                  Attorney in Fact for Edward C. Gonzales
                  October 27, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE

By: /s/Gail Cagney
    ASSISTANT SECRETARY           Attorney In Fact          October 27, 1998
                                  For the Persons
                                  Listed Below

    NAME                            TITLE

Edward C. Gonzales*               President, Treasurer
                                  and Trustee
                                  (Chief Executive Officer,
                                  Principal Financial and
                                  Accounting Officer)

Robert L. diBenedetto, M.D.*      Trustee

James A. Gayle, Sr.*              Trustee

J. Gordon Reische*                Trustee

* By Power of Attorney